UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2014

Courtney R. Taylor

Capital Group Private Client Services Funds

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Private Client Services Funds

The investment
markets have
continued to
reward those
with a long-term
perspective.

Capital Group Core Municipal Fund
Capital Group Short-Term Municipal Fund
Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund
Capital Group Core Bond Fund

Capital Group Global Equity Fund
Capital Group Non-U.S. Equity Fund
Capital Group U.S. Equity Fund

Annual report for the period ending October 31, 2014	capitalgrouppcsfunds.com

Capital Group Private Client Services Funds

Letter to investors

October 31, 2014 (unaudited)

Fellow investors:

Global equity markets had mixed results in the 12-month period ended October 31, 2014, as enthusiasm about the improving U.S. economy was counter-balanced by fears of slowing growth overseas. U.S. stocks finished at record highs, paced by rising corporate earnings, low interest rates and subdued inflation. As expected, the Federal Reserve ended its quantitative easing program but signaled that monetary policy would largely remain accommodative. The picture was less bright globally, as Europe grappled with renewed weakness and the threat of recession. The European Central Bank pledged new efforts to jumpstart economic activity but stopped short of a U.S.-style program to buy government bonds. Japan dramatically stepped up its stimulus efforts. Growth slowed in China, which weighed on the results of other developing nations. Fixed-income markets rallied as interest rates declined amid concerns about the global economy.

Below is a more detailed discussion of the investment results of each of the Capital Group Private Client Services Funds during the covered reporting period.

Equity Commentary

In the past 12 months, the Capital Group U.S. Equity Fund rose 13.47%, compared with a gain of 17.27% by the S&P 500 index. The Capital Group Global Equity Fund advanced 8.57%, just shy of the 8.67% advance in its benchmark, the MSCI World (Net) Index. The Capital Group Non-U.S. Equity Fund gained 0.53%, outpacing its benchmark, the MSCI EAFE (Net) Index, which declined 0.6%.

The funds have significant holdings in the healthcare sector. One area of focus is the biopharmaceutical field, where a number of companies have introduced innovative drug therapies. The sector also has received a boost from stepped-up merger activity as companies seek to acquire rivals with promising drug pipelines. Gilead Sciences was a significant positive contributor to the U.S. Equity and Global funds. The company benefited from the continuing success of Sovaldi, its drug to treat Hepatitis C, as well as promising research in other areas.

Healthcare companies appear to be well-positioned to benefit from global demographic trends, particularly the aging of the population in the U.S., Europe and Japan. The portion of the world’s population aged 65 and older is projected to more than double between 2005 and 2040, causing a steady increase in consumer spending on medical care. Novo Nordisk, Bayer and Novartis helped results in the Non-U.S. fund.

Continued development in the emerging markets has created opportunities for a range of consumer-oriented companies, particularly those providing affordable luxuries to the world’s growing middle class. In the next decade, emerging economies are projected to account for nearly half of total global consumption, or about $30 trillion. The Non-U.S. and Global funds increased holdings in companies with significant exposure to middle-class shoppers, including AIA, Danone, Unilever and L’Oreal. At the same time, the funds trimmed positions in companies catering to high-end consumers, such as BMW, LVMH and HSBC, as luxury spending softened amid economic inconsistency in Europe and an anti-corruption crackdown in China. The funds also hold companies in the financial services and telecommunications industries, which are poised to benefit from growing affluence throughout the developing world.

A broad area of focus has been robotics and factory automation. Murata Manufacturing and Hamamatsu Photonics contributed positively to results in the Non-U.S. and Global funds. Though these companies are based in Japan, they are globally focused with limited exposure to the struggling Japanese economy.

On the downside, all three equity funds were weighed down by the energy sector, which experienced significant pressure late in 2014 as oil prices fell sharply. Despite heightened geopolitical uncertainty, which traditionally bolsters the energy sector, the price of crude oil was hurt by surging U.S. output, OPEC’s reluctance to cut production and reduced demand from China and Europe. That marked a departure from earlier in the period, when energy was a leading sector. Exploration and production companies, including firms that manufacture drilling equipment, were hit particularly hard. That weighed on portfolio holdings such as Noble Energy, Ensco, Cenovus Energy and Cobalt International Energy.

1

Capital Group Private Client Services Funds

Letter to investors

October 31, 2014 (unaudited) (continued)

The U.S. stock market overcame several short-lived declines, including a selloff in early October driven by worries about the global economy and the discontinuation of the Federal Reserve’s quantitative easing program. However, share prices rebounded soon thereafter on optimism about the prospects for U.S. growth. The domestic economy expanded at a 3.5% annual rate in the third quarter after a 4.2% gain in the second quarter. That marked the strongest six-month performance since 2003. There is still a lot of uncertainty about when and to what degree the Federal Reserve will begin raising interest rates. It’s expected to start pushing up the federal funds rate sometime in the second half of 2015, depending in part on economic conditions in Europe, Japan and China.

Fixed-income commentary

Despite strength in the U.S. economy, bond yields defied widespread expectations by declining over the past 12 months. The yield on the benchmark 10-year Treasury note briefly rose above 3% in January, but declined afterward to finish at 2.34%, down from 2.56%. The Capital Group Core Bond, Core Municipal, Short-Term Municipal, California Core Municipal and California Short-Term Municipal funds all rose during the period. The Core Bond Fund had a total return of 2.3%, besting the 1.86% return of its benchmark. It was significantly underweight U.S. Treasuries and overweight investment-grade bonds. The California Core Municipal and California Short-Term Municipal funds also exceeded their benchmarks, advancing 4.45% and 1.66%, respectively. The Core Municipal Fund rose 3.52%, while Short-Term Municipal Fund was up 1.54%, fractionally below their benchmarks.

Municipal bonds had strong results amid an extended rally in the debt of state and local governments. Several factors propelled the advance, including reduced investor fears about defaults and relatively low levels of issuance by cash-strapped governments. Higher federal tax rates that took effect in 2013 have increased the appeal of municipal bonds, especially in states with high personal income taxes such as California and New York. Municipal bonds in California benefited from the state’s improved financial condition, which was driven by a better economy, stepped-up financial discipline and higher income from capital gains taxes.

The funds are positioned with the expectation that interest rates would begin to edge higher in 2015. Portfolio duration has been shortened to protect against rising rates. The funds held securities that are likely to benefit from an improving U.S. economy. That includes high-quality revenue bonds, which are issued to finance public-related services such as roads, bridges, airports or schools. In general, their credit quality improves during a strengthening economy as usage of the services increases. On the taxable side, the funds held securities backed by auto loans and credit cards.

The funds reduced holdings of residential mortgage-backed securities because of their potential vulnerability in the aftermath of the Federal Reserve’s quantitative easing program. The central bank has said it will replace maturing assets on its balance sheet, but that process may not be smooth and could involve short-term disruptions in the mortgage-bond space. By contrast, the funds held positions in the commercial mortgage sector, which includes hotels, apartments, shopping malls and office buildings. Several areas of the market are benefiting from low levels of new construction, which bolsters rent levels of existing buildings. Tight lending standards on single-family homes and the reluctance of some renters to venture into the housing market following the 2008 global financial crisis have also boosted multi-family housing.

The uncertain outlook for the global economy increases the likelihood of volatility in the financial markets moving forward. Continued growth in the U.S. should partially offset the effects of turbulence overseas. Also, despite the expectation that the Federal Reserve will begin lifting interest rates in 2015, the central bank has indicated that it will move cautiously and with an eye toward economic developments overseas. Nevertheless, the unpredictable outlook underscores the importance of holding a broadly diversified portfolio. That includes a solid foundation of fixed-income securities that can serve as a buffer against potential fluctuations in equities.

We appreciate the continued trust and confidence you have placed in us to manage your assets. We look forward to reporting back to you again in six months.

2

Capital Group Private Client Services Funds

Letter to investors

October 31, 2014 (unaudited) (continued)

Sincerely yours,

John S. Armour	William L. Robbins	John R. Queen
President	Principal Investment Officer	Senior Vice President and
	and Equity Portfolio Manager	Fixed-Income Portfolio Manager
3

Capital Group Core Municipal Fund

October 31, 2014

Growth of $25,000 investment

Here’s how a $25,000 investment in Capital Group Core Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2014, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

* Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

4

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - 96.7%	Principal amount (000)	Market value (000)	Percent of net assets
Municipals – 96.6%
Alabama - 2.1%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, June 1, 2021	$2,230	$2,616	0.8%
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, September 1, 2023	100	120	—
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, May 1, 2015	1,000	1,025	0.3
5.00%, May 1, 2017	1,000	1,112	0.3
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, June 1, 2034[1]	2,000	2,033	0.6
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, September 1, 2018	150	171	0.1
		7,077	2.1

Alaska - 0.2%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, June 1, 2040	780	832	0.2
		832	0.2

Arizona - 3.6%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 1.90%, February 1, 2048[1]	3,100	3,150	0.9
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, May 15, 2018	1,000	1,126	0.3
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, July 1, 2018	795	879	0.3
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, July 1, 2016	1,000	1,076	0.3
5.00%, July 1, 2020	2,800	3,311	1.0
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, July 1, 2024	125	145	0.1
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, June 1, 2022	1,000	1,095	0.3
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, January 1, 2020	160	186	0.1
5.00%, January 1, 2021	1,000	1,132	0.3
		12,100	3.6

California - 9.5%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg.Ins.), 4.00%, May 15, 2016	1,500	1,504	0.4
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, September 2, 2021	990	1,075	0.3
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, October 1, 2017	100	108	—
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.95%, April 1, 2045	2,200	2,205	0.7
0.95%, April 1, 2047	1,500	1,503	0.4
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.75%, April 1, 2047[1]	1,000	1,003	0.3
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, April 1, 2022	125	133	—
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, November 15, 2019	750	892	0.3
5.00%, March 1, 2020	1,000	1,183	0.4

See Notes to Financial Statements

5

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, July 1, 2043[1]	$1,800	$2,145	0.6%
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.33%, October 1, 2047[1]	1,000	1,000	0.3
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.33%, April 1, 2038[1]	1,300	1,300	0.4
California State Public Works Board, Rev. Bonds, Series C, 5.00%, March 1, 2023	780	971	0.3
California State Public Works Board, Rev. Bonds, Series G, 5.00%, December 1, 2020	1,000	1,216	0.4
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.40%, October 1, 2020	1,250	1,250	0.4
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, September 1, 2020	940	1,098	0.3
City & County of San Francisco, G.O. Prop. Tax Ref. Bonds, Series R3, 5.00%, June 15, 2027	225	231	0.1
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, April 1, 2017	100	111	—
City of Irvine, Special Assessment Ref. Bonds:
3.125%, September 2, 2021	565	591	0.2
4.00%, September 2, 2017	1,215	1,318	0.4
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, September 1, 2020	900	1,072	0.3
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, January 15, 2053[1]	1,000	1,095	0.3
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, June 1, 2020	1,000	1,190	0.4
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, July 1, 2021	100	123	—
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, September 1, 2022	1,600	1,931	0.6
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, September 1, 2020	700	824	0.2
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2018	700	808	0.2
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.788%, July 1, 2019[1]	100	99	—
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, April 1, 2020	250	301	0.1
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, August 1, 2018	200	201	0.1
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, September 1, 2019	600	694	0.2
State of California, G.O. General Fund Ref. Bonds, 5.00%, February 1, 2020	1,500	1,776	0.5
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, June 1, 2015	100	103	—
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A:
5.00%, July 1, 2020	420	494	0.2
5.25%, July 1, 2021	100	118	—
Stockton Public Fin. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, September 1, 2023	375	449	0.1

See Notes to Financial Statements

6

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, January 1, 2024	$200	$229	0.1%
		32,344	9.5

Colorado - 1.8%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, November 15, 2028	200	229	0.1
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, November 15, 2017	300	327	0.1
City & County of Denver, Port, Airport, & Marina Rev. Ref. Bonds, Series B, 5.00%, November 15, 2021	500	598	0.2
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, November 15, 2017[1]	115	126	—
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, January 1, 2017	2,000	2,193	0.7
Colorado State Board of Governors, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, March 1, 2022	645	775	0.2
E-470 Public Highway Auth., Highway Tolls Rev. Bonds, Series CD (Mandatory Put 06/01/15 @ 100), 1.80%, September 1, 2039[1]	475	479	0.1
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, June 1, 2018	1,000	1,137	0.3
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, June 1, 2020	150	179	0.1
		6,043	1.8

District of Columbia - 1.4%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series A, 5.00%, December 1, 2024	700	876	0.2
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.53%, October 1, 2044[1]	975	975	0.3
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 3.50%, October 1, 2018	2,500	2,732	0.8
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, October 1, 2015	200	209	0.1
		4,792	1.4

Florida - 12.0%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, June 1, 2016	635	680	0.2
5.25%, June 1, 2017	2,100	2,339	0.7
6.00%, June 1, 2016	300	326	0.1
6.00%, June 1, 2017	1,275	1,444	0.4
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1:
5.00%, June 1, 2019	2,375	2,746	0.8
5.00%, June 1, 2020	1,100	1,288	0.4
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, June 1, 2019	150	173	0.1
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, October 1, 2018	1,000	1,128	0.3
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, December 1, 2018	100	115	—
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, September 1, 2016	100	107	—

See Notes to Financial Statements

7

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Florida - continued
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, October 1, 2019	$1,000	$1,175	0.3%
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, November 15, 2016	1,200	1,313	0.4
5.00%, November 15, 2017	2,000	2,259	0.7
County of Lee Trans. Facs. Rev., Highway Tolls Rev. Ref. Bond (AGM Insured):
5.00%, October 1, 2021	500	594	0.2
5.00%, October 1, 2022	1,300	1,549	0.5
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, October 1, 2018	1,100	1,264	0.4
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, June 1, 2016	100	107	—
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, April 1, 2022	1,000	1,148	0.3
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, July 1, 2028	575	615	0.2
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, January 1, 2029	865	924	0.3
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, January 1, 2029	480	518	0.2
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, July 1, 2015	1,435	1,482	0.4
5.00%, July 1, 2016	2,100	2,261	0.7
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, October 1, 2020	600	706	0.2
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, July 1, 2015	525	542	0.2
5.00%, July 1, 2016	2,000	2,154	0.6
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, July 1, 2019	1,450	1,662	0.5
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
5.00%, January 15, 2020	300	347	0.1
5.00%, January 15, 2022	400	461	0.1
5.00%, January 15, 2023	300	345	0.1
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, July 1, 2021	1,750	2,094	0.6
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, July 1, 2015	575	585	0.2
3.00%, July 1, 2016	2,050	2,133	0.6
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, November 1, 2015	100	104	—
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, October 1, 2017	1,000	1,127	0.3
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, October 1, 2023	400	459	0.1
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NAT-RE Insured), 5.00%, May 1, 2021	275	293	0.1
Southeast Overtown Park West Comm Redev. Agcy., Tax Increment Allocation Local Housing Rev. Ref. Bonds, Series A-1:[2]
5.00%, March 1, 2019	1,000	1,115	0.3
5.00%, March 1, 2021	785	886	0.3

See Notes to Financial Statements

8

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Florida - continued
Tampa Bay Water, Water Rev. Ref. Bonds, Series B, 5.00%, October 1, 2018	$430	$497	0.1%
		41,065	12.0

Georgia - 3.2%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, January 1, 2023	300	348	0.1
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, January 1, 2017	1,250	1,371	0.4
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, September 1, 2020	2,000	2,291	0.7
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, November 15, 2024	200	230	0.1
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, June 1, 2044	1,780	1,952	0.6
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, June 1, 2018	400	457	0.1
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, January 1, 2016	100	105	—
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.35%, July 1, 2025[1]	700	700	0.2
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, November 1, 2019	1,000	1,177	0.3
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, January 1, 2021	500	593	0.2
Private Colleges & Universities Auth., College & Univ. Imps. Rev. Bonds, 5.00%, April 1, 2020	1,000	1,146	0.3
Thomasville Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 3.25%, November 1, 2014	540	540	0.2
		10,910	3.2

Guam - 0.4%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, October 1, 2023	1,200	1,428	0.4
		1,428	0.4

Hawaii - 0.9%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, November 1, 2019	600	712	0.2
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, December 1, 2019	1,250	1,486	0.4
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, July 1, 2022	700	813	0.3
		3,011	0.9

Illinois - 7.4%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, December 1, 2016	100	100	—
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, January 1, 2017	1,675	1,798	0.5
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, January 1, 2022	1,000	1,154	0.3
City of Chicago, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, January 1, 2021	500	590	0.2

See Notes to Financial Statements

9

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Illinois - continued
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, January 1, 2021	$1,000	$1,116	0.3%
City of Chicago, Water Util. Imps. Rev. Bonds, 3.15%, November 1, 2024	600	613	0.2
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, October 1, 2022	200	224	0.1
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, July 1, 2036[1]	300	301	0.1
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 02/01/19 @ 100), 1.65%, July 1, 2025[1]	2,000	2,022	0.6
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, November 1, 2030[1]	1,000	1,160	0.4
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, August 15, 2015	100	104	—
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, November 1, 2030[1]	1,500	1,749	0.5
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, January 1, 2015	1,000	1,008	0.3
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A:
5.00%, December 1, 2020	500	599	0.2
5.50%, January 1, 2015	1,950	1,968	0.6
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, June 1, 2020	2,000	2,395	0.7
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, June 1, 2018	1,200	1,372	0.4
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, July 1, 2020	1,610	1,945	0.6
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, January 1, 2021	2,000	2,273	0.7
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds:
5.00%, July 1, 2017	300	329	0.1
5.00%, July 1, 2021	375	422	0.1
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, June 15, 2020	1,500	1,775	0.5
Univ. of Illinois, Certs. of Part. Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, October 1, 2024	100	111	—
		25,128	7.4

Indiana - 1.6%
City of Whiting, Ind. Imps. Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.85%, June 1, 2044[1]	500	503	0.2
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, August 15, 2019	500	557	0.2
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, May 1, 2024	100	115	—
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, February 15, 2020	1,400	1,480	0.4
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, March 1, 2020	1,200	1,413	0.4
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, October 1, 2017	1,000	1,125	0.3
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, July 1, 2015	150	155	0.1
		5,348	1.6

Iowa - 0.4%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, February 1, 2043	913	850	0.3
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, August 1, 2019	300	354	0.1
		1,204	0.4

See Notes to Financial Statements

10

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Kansas - 0.2%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, September 1, 2018	$500	$577	0.2%
		577	0.2

Kentucky - 1.8%
Kentucky Asset Liability Commission, Public Imps. Rev. Bonds, 5.00%, September 1, 2024	1,500	1,828	0.5
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, July 1, 2027	590	604	0.2
Kentucky Public Trans. Infrastructure Auth., Highway Tolls Rev. Bonds, 5.00%, July 1, 2017	3,475	3,836	1.1
		6,268	1.8

Louisiana - 1.6%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, March 1, 2016	300	318	0.1
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, May 15, 2027	250	264	0.1
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2022	1,500	1,807	0.5
Parish of St Charles, Ind. Imps. Rev. Bonds (Mandatory Put 06/01/22 @ 100), 4.00%, December 1, 2040[1]	2,000	2,157	0.6
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, May 15, 2025	1,000	1,040	0.3
		5,586	1.6

Maine - 0.2%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, July 1, 2020	600	717	0.2
		717	0.2

Maryland - 0.2%
Maryland Comm. Dev. Administration, Loc. or GTD Housing Rev. Ref. Bonds, Series C, 4.00%, September 1, 2044	700	770	0.2
		770	0.2

Massachusetts - 2.7%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, April 1, 2016	160	171	0.1
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, July 1, 2025	100	103	—
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, July 1, 2019	900	1,061	0.3
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, January 1, 2015	1,000	1,007	0.3
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series B-3, 5.00%, January 1, 2023	1,100	1,304	0.4
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 0.60%, July 1, 2038[1]	995	995	0.3
Massachusetts Dev. Fin. Agcy., Rev. Bonds, Series N (Mandatory Put 07/01/17 @ 100), 0.33%, July 1, 2041[1]	1,500	1,498	0.4
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, December 15, 2025	100	118	—
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 172, 4.00%, June 1, 2045	1,500	1,651	0.5

See Notes to Financial Statements

11

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Massachusetts - continued
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, December 1, 2044	$1,250	$1,371	0.4%
		9,279	2.7

Michigan - 3.7%
City Detroit, G.O. Public Imps. Prop. Tax Bonds, Series A-1 (NATL-RE Insured), 5.375%, April 1, 2018	700	700	0.2
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, May 1, 2019	1,400	1,590	0.5
Michigan Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, January 1, 2018	2,000	2,268	0.7
5.00%, January 1, 2021	700	819	0.2
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds, 5.00%, July 1, 2024	1,000	1,165	0.3
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, August 15, 2017	1,500	1,684	0.5
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, July 1, 2020	1,160	1,386	0.4
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, April 1, 2016	150	160	—
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, April 1, 2015	200	203	0.1
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, December 1, 2022	850	1,008	0.3
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, December 1, 2017	1,500	1,682	0.5
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, November 15, 2016	100	108	—
		12,773	3.7

Minnesota - 0.7%
Minneapolis-Saint Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, January 1, 2017	350	384	0.1
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, July 1, 2028	595	631	0.2
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, December 1, 2042	885	847	0.2
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, July 1, 2040	585	620	0.2
		2,482	0.7

Mississippi - 0.6%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, March 1, 2034[1]	2,120	2,152	0.6
		2,152	0.6

Missouri - 0.1%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, June 1, 2029	55	56	—

See Notes to Financial Statements

12

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Missouri - continued
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, January 1, 2019	$100	$117	0.1%
		173	0.1

Nebraska - 0.5%
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, September 1, 2044	500	550	0.2
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, September 1, 2034	580	601	0.2
3.00%, March 1, 2043	415	436	0.1
		1,587	0.5

Nevada - 1.6%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, June 15, 2015	100	103	—
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, July 1, 2016	325	350	0.1
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, July 1, 2017	1,400	1,559	0.5
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, July 1, 2018	2,000	2,210	0.6
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, June 1, 2019	1,100	1,282	0.4
		5,504	1.6

New Hampshire - 0.2%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, January 1, 2022	575	612	0.2
		612	0.2

New Jersey - 6.3%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, November 1, 2020	1,000	1,201	0.3
5.00%, November 1, 2021	200	242	0.1
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, December 15, 2015	1,000	1,039	0.3
5.00%, December 15, 2017	2,000	2,230	0.7
New Jersey Econ. Dev. Auth., Rev. Ref. Bonds, Series PP, 5.00%, June 15, 2025	1,200	1,365	0.4
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 0.95%, February 1, 2017[1]	1,025	1,028	0.3
New Jersey Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2017	1,500	1,680	0.5
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, December 1, 2015	1,000	1,051	0.3
5.00%, December 1, 2017	1,420	1,587	0.5
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.73%, January 1, 2024[1]	1,950	1,957	0.6
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.73%, January 1, 2024[1]	1,150	1,154	0.3
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, June 15, 2015	500	515	0.1

See Notes to Financial Statements

13

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
New Jersey - continued
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series D (Mandatory Put 06/15/15 @ 100) (AMBAC Insured), 5.00%, June 15, 2017	$100	$103	—%
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, December 15, 2015	2,000	2,114	0.6
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, September 15, 2018	1,200	1,360	0.4
5.00%, September 15, 2021	2,000	2,296	0.7
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, May 1, 2019	525	614	0.2
		21,536	6.3

New Mexico - —%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.884%, December 1, 2028[1]	155	154	—
		154	—

New York - 6.2%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, August 1, 2017	2,000	2,234	0.7
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, March 1, 2017	100	108	—
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Sub-Series A-6, 0.55%, August 1, 2031[1]	1,250	1,252	0.4
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, May 1, 2016	1,830	1,951	0.6
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.05%, November 1, 2020[1]	2,000	2,009	0.6
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A-2, 5.00%, November 15, 2024	2,000	2,410	0.7
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, February 15, 2017	2,000	2,202	0.6
New York City Housing Dev. Corp. Multi-Family Mortgage Rev. Bond (8 Spruce Street), Series 2014, Class E, 3.50%, November 15, 2024	320	322	0.1
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, January 15, 2019	100	116	—
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, January 1, 2036[1]	1,250	1,273	0.4
New York State Dormitory Auth., College & Univ. Imps. Rev. Bonds, 4.00%, July 1, 2016	125	131	—
New York State Dormitory Auth., Health Care Facs. Imps. Income Tax Rev. Bonds, Series A, 5.00%, February 15, 2016	500	531	0.2
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, October 1, 2017	1,000	1,125	0.3
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, May 1, 2019	2,500	2,895	0.8
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, July 1, 2022[2]	611	639	0.2
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, June 1, 2017	1,850	2,059	0.6
		21,257	6.2

North Carolina - 1.2%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, October 1, 2015	110	115	—

See Notes to Financial Statements

14

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
North Carolina - continued
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, July 1, 2023	$400	$476	0.1%
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, January 1, 2020	175	196	0.1
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, May 1, 2019	2,500	2,907	0.9
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, March 1, 2017	400	441	0.1
		4,135	1.2

North Dakota - 0.2%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, July 1, 2042	515	559	0.2
		559	0.2

Ohio - 4.3%
City of Cleveland, Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, January 1, 2017	1,250	1,361	0.4
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, January 1, 2025	1,000	1,133	0.3
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, September 1, 2018	1,000	1,145	0.3
5.00%, September 1, 2019	2,000	2,317	0.7
5.00%, September 1, 2020	1,030	1,205	0.4
County of Warren, Health Care Facs. Rev. Ref. Bonds, 5.00%, July 1, 2020	200	230	0.1
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2021	1,220	1,407	0.4
Miami University/Oxford, College & Univ. Imps. Rev. Bonds, 4.00%, September 1, 2019	800	896	0.3
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 06/01/16 @ 100), 5.75%, June 1, 2033[1]	1,000	1,067	0.3
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, Series C, 5.625%, June 1, 2018	1,000	1,121	0.3
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, August 1, 2020	1,000	1,164	0.3
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, October 1, 2017	1,500	1,695	0.5
		14,741	4.3

Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, August 15, 2024	200	222	0.1
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 0.85%, January 1, 2023[1]	1,520	1,524	0.4
		1,746	0.5

Oregon - 0.8%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, October 1, 2018	1,500	1,502	0.5
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, November 1, 2017	1,000	1,053	0.3
		2,555	0.8

Pennsylvania - 2.6%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, March 1, 2022	400	473	0.1

See Notes to Financial Statements

15

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Pennsylvania - continued
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, June 15, 2015	$3,000	$3,092	0.9%
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, August 15, 2015	200	208	0.1
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, June 15, 2017	1,500	1,673	0.5
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A, 0.73%, December 1, 2018[1]	1,500	1,508	0.4
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, June 1, 2015	1,745	1,793	0.5
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, September 15, 2024	200	234	0.1
		8,981	2.6

Puerto Rico - 0.8%
Commonwealth of Puerto Rico, G.O. Prop. Tax Rev. Ref. Bonds, 5.00%, July 1, 2023	500	382	0.1
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, October 1, 2018	500	471	0.2
5.00%, October 1, 2016	400	414	0.1
5.00%, October 1, 2017	500	524	0.2
5.00%, October 1, 2019	710	752	0.2
		2,543	0.8

South Carolina - 1.2%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, August 1, 2018	1,025	1,124	0.3
5.00%, November 1, 2020	500	587	0.2
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, July 1, 2030	870	950	0.3
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, January 1, 2016	1,300	1,371	0.4
		4,032	1.2

South Dakota - 0.7%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, May 1, 2044	2,300	2,539	0.7
		2,539	0.7

Tennessee - 1.2%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, December 1, 2014	125	125	—
5.00%, December 1, 2018	100	116	—
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.65%, October 1, 2038[1]	1,400	1,406	0.4
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, July 1, 2038	865	954	0.3
4.50%, July 1, 2037	810	907	0.3

See Notes to Financial Statements

16

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Tennessee - continued
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, January 1, 2027	$565	$603	0.2%
		4,111	1.2

Texas - 6.2%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, July 1, 2025	275	302	0.1
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.80%, May 15, 2034[1]	1,400	1,406	0.4
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, November 15, 2018	1,500	1,739	0.5
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, February 1, 2017	550	606	0.2
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, August 15, 2016	100	108	—
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, December 1, 2017	1,695	1,818	0.5
4.00%, December 1, 2016	955	1,027	0.3
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, November 1, 2023	100	109	—
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, November 1, 2020	900	1,072	0.3
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, November 1, 2020	1,000	1,191	0.4
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, November 1, 2025	1,000	1,164	0.3
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, December 15, 2016	1,500	1,580	0.5
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, November 15, 2017	445	503	0.2
5.00%, November 15, 2018	275	318	0.1
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, November 15, 2023	125	145	0.1
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.36%, July 1, 2031[1]	200	200	0.1
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, April 15, 2015	100	102	—
Houston Higher Edu. Fin. Corp., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 11/16/17 @ 100), 0.58%, May 15, 2048[1]	850	853	0.3
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, January 1, 2015	100	101	—
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, January 1, 2038[1]	1,325	1,352	0.4
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A:
6.00%, January 1, 2019	100	115	—
6.00%, January 1, 2021	100	114	—
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, December 1, 2019	980	1,140	0.3
Sam Rayburn Muni. Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, October 1, 2020	1,180	1,379	0.4
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds, 5.00%, August 15, 2023	350	385	0.1
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, January 1, 2016	1,500	1,584	0.5

See Notes to Financial Statements

17

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Texas - continued
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, July 15, 2022	$600	$671	0.2%
		21,084	6.2

Virginia - 0.4%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, July 15, 2019	850	918	0.2
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, October 1, 2017	200	226	0.1
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, October 1, 2015	275	283	0.1
		1,427	0.4

Washington - 3.6%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, February 1, 2015	2,000	2,024	0.6
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, July 1, 2022	15	16	—
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds (Pre-refunded with U.S. Govt Securities 07/01/16 @ 100), 5.00%, July 1, 2022	85	91	—
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, July 1, 2015	500	516	0.2
5.00%, July 1, 2017	1,000	1,119	0.3
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, July 1, 2017	1,650	1,846	0.5
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, July 1, 2020	155	166	0.1
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, June 1, 2016	1,500	1,607	0.5
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, May 1, 2027	100	114	—
State of Washington, Highway Imps. Rev. Bonds, 5.00%, September 1, 2020	2,000	2,376	0.7
Washington Health Care Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, October 1, 2042[1]	800	953	0.3
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, October 1, 2020	1,100	1,295	0.4
		12,123	3.6

West Virginia - 0.7%
County of Mason, Ind. Imps. Rev. Bonds, Series L (Mandatory Put 10/01/18 @ 100), 1.625%, October 1, 2022[1]	2,500	2,519	0.7
		2,519	0.7

Wisconsin - 1.1%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, December 1, 2018	1,145	1,302	0.4
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, August 15, 2018	100	112	—
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, October 15, 2017	1,200	1,348	0.4

See Notes to Financial Statements

18

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Wisconsin - continued
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, July 1, 2020	$800	$948	0.3%
		3,710	1.1

Total municipals		329,514	96.6

Corporate bonds & notes - 0.1%

Electric - 0.1%
Southern California Edison Co., 1.125%, May 1, 2017	455	455	0.1
		455	0.1

Total corporate bonds & notes		455	0.1

Total bonds & notes (cost: $318,165,000)		329,969	96.7

Short-term securities - 3.4%
Athens-Clarke County Unified Govt. Dev. Auth., College & Univ. Imps. Rev. Bonds, 0.08%, July 1, 2035[1]	1,100	1,100	0.3
City of Minneapolis Saint Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-2, 0.07%, November 15, 2035[1]	600	600	0.2
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E2, 0.07%, August 1, 2020[1]	1,000	1,000	0.3
City of Valdez, Port, Airport & Marina Rev. Ref. Bonds, 0.08%, December 1, 2033[1]	1,700	1,700	0.6
Harris County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds, Sub-Series B-2, 0.07%, September 1, 2031[1]	100	100	—
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series H, 0.08%, November 1, 2035[1]	1,700	1,700	0.5
Missouri State Health & Educ. Facs Auth., College & Univ. Imps. Rev. Bonds, Series A, 0.07%, February 15, 2034[1]	3,100	3,100	0.9
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.08%, July 1, 2038[1]	680	680	0.2
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 0.07%, June 1, 2031[1]	840	840	0.2
New York City Trust for Cultural Ress., Rev. Ref. Bonds, Series A-1, 0.07%, December 1, 2035[1]	700	700	0.2

Total short-term securities (cost: $11,520,000)		11,520	3.4
Total investment securities (cost: $329,685,000)		341,489	100.1
Other assets less liabilities		(417)	(0.1)

Net assets		$341,072	100.0%

See Notes to Financial Statements

19

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate market value of these securities amounted to $2,640,964, representing 0.77% of net assets.

Key to abbreviations

Agcy. = Agency

AGM = Assured Guaranty Municipal Corporation

AMBAC = American Municipal Bond Assurance Corporation

Auth. = Authority

BAM = Build America Mutual Assurance Company

CA Mtg. Ins. = California Mortgage Insurance

Certs. of Part. = Certificates of Participation

CIFG = CDC IXIS Financial Guaranty

COLL = Collateral

Comm. = Community

Comms. = Communities

Corp. = Corporation

Corps. = Corporations

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Edu. = Education

Educ. = Educational

Facs. = Facilities

FGIC = Financial Guaranty Insurance Company

FHLMC = Federal Home Loan Mortgage Corporation

Fin. = Finance

Fncg. = Financing

Fndg. = Funding

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

G.O. = General Obligation

Govt. = Government

GTD = Guaranteed

GTY = Guaranty

HUD = Housing and Urban Development

Imp. = Improvement

Imps. = Improvements

Ind. = Industrial

Intl. = International

Ln. = Loan

Lns. = Loans

Loc. = Local

Mgmt. = Management

Misc. = Miscellaneous

Muni. = Municipal

NATL-RE = National Reinsurance

No. = Number

Prop. = Property

Redev. = Redevelopment

Ref. = Refunding

Res. = Resource

Ress. = Resources

Rev. = Revenue

St. = State

Trans. = Transportation

Univ. = University

See Notes to Financial Statements

20

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Util. = Utility

Utils. = Utilities

Withhldg. = Withholding

See Notes to Financial Statements

21

Capital Group Short-Term Municipal Fund

October 31, 2014

Growth of $25,000 investment

Here’s how a $25,000 investment in Capital Group Short-Term Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2014, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

22

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - 88.9%	Principal amount (000)	Market value (000)	Percent of net assets
Alabama - 1.3%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, May 1, 2015	$1,000	$1,024	0.7%
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, June 1, 2034[1]	1,000	1,017	0.6
		2,041	1.3

Arizona - 0.8%
Arizona School Facs. Board, Certs of Part. Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, September 1, 2015	365	380	0.2
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, July 1, 2017	250	280	0.2
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, December 1, 2017	550	607	0.4
		1,267	0.8

California - 9.3%
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.95%, April 1, 2045	1,500	1,503	1.0
0.95%, April 1, 2047	550	551	0.4
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, April 1, 2047[1]	625	634	0.4
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, April 1, 2022	500	577	0.4
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, March 1, 2020	1,000	1,183	0.8
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, July 1, 2043[1]	1,000	1,183	0.8
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.33%, April 1, 2038[1]	500	500	0.3
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series B1 (Mandatory Put 04/01/15 @ 100), 0.35%, October 1, 2047[1]	300	300	0.2
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series G, 4.00%, December 1, 2016	600	645	0.4
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, June 1, 2018	775	859	0.5
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, September 1, 2018	585	673	0.4
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 4.00%, December 1, 2019	200	225	0.1
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, June 1, 2019	1,000	1,171	0.7
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation, Ref. Bonds, 5.00%, September 1, 2020	600	717	0.5
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2015	300	310	0.2
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, July 1, 2020	500	600	0.4
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series G-2 (Mandatory Put 10/01/17 @ 100), 3.00%, July 1, 2037[1]	750	794	0.5
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, December 1, 2014	450	452	0.3
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, April 1, 2018	150	172	0.1
State of California Dept. of Water Ress. Power Supply, Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, May 1, 2020	200	241	0.2

See Notes to Financial Statements

23

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, September 1, 2018	$1,000	$1,117	0.7%
		14,407	9.3

Colorado - 2.4%
City & County of Denver, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, November 15, 2016	400	438	0.3
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, January 1, 2015	1,000	1,008	0.7
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 11/11/14 @ 100), 5.00%, July 1, 2039[1]	1,000	1,001	0.6
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, October 1, 2040[1]	500	519	0.3
Colorado State Board of Governors, College & Univ. Rev. Ref. Bonds, Series A, 4.00%, March 1, 2018	525	579	0.4
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, June 1, 2019	150	176	0.1
		3,721	2.4

Connecticut - 2.1%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, November 15, 2032	490	536	0.4
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series C- 1, 4.00%, November 15, 2044	725	799	0.5
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, November 15, 2044	1,320	1,448	0.9
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, April 1, 2015	425	434	0.3
		3,217	2.1

District of Columbia - 2.4%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, July 1, 2016	100	103	0.1
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series A, 5.00%, December 1, 2018	750	872	0.6
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.65%, December 1, 2015[1]	1,000	1,003	0.6
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.53%, October 1, 2044[1]	600	600	0.4
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, October 1, 2015	1,100	1,138	0.7
		3,716	2.4

Florida - 6.8%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, June 1, 2019	2,100	2,428	1.6
City of Cape Coral, Water Rev. Ref. Bonds, 3.00%, October 1, 2017	600	627	0.4
City of Tampa, Health Care Facs. Rev. Ref. Bonds, 5.00%, November 15, 2015	750	787	0.5
City of Tampa, Sewer Imps. Prop. Tax Bonds, 4.00%, October 1, 2015	225	233	0.2
City of Tampa, Water Rev. Ref. Bonds, Series A:
5.00%, October 1, 2016	1,250	1,360	0.9

See Notes to Financial Statements

24

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Florida - continued
5.00%, October 1, 2017	$450	$507	0.3%
County of Broward, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, October 1, 2017	1,000	1,122	0.7
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, July 1, 2029	455	491	0.3
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, January 1, 2029	260	281	0.2
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, July 1, 2015	1,450	1,497	1.0
5.00%, July 1, 2016	190	204	0.1
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, October 1, 2017	300	327	0.2
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, July 1, 2015	675	697	0.4
		10,561	6.8

Georgia - 3.9%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, September 1, 2017	250	279	0.2
City of Atlanta Dept., Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, January 1, 2019	95	111	0.1
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, November 1, 2019	1,000	1,178	0.8
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, June 1, 2044	645	707	0.4
Georgia State Road & Tollway Auth., Govt. Fndg. Grant Highway Imps. Rev. Bonds, Series A, 5.00%, June 1, 2019	1,155	1,348	0.9
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.35%, July 1, 2025[1]	1,300	1,300	0.8
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series B (Mandatory Put 07/01/17 @ 100), 0.33%, July 1, 2025[1]	1,000	1,000	0.6
Muni. Electric Auth. of Georgia, Energy Res. Imps. Rev. Ref. Bonds, Series B, 5.00%, January 1, 2018	120	136	0.1
		6,059	3.9

Guam - 0.4%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, January 1, 2017	600	650	0.4
		650	0.4

Hawaii - 0.8%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, November 1, 2014	100	100	0.1
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, December 1, 2017	1,000	1,135	0.7
		1,235	0.8

Illinois - 7.2%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, January 1, 2016	1,000	1,043	0.7
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.25%, January 1, 2015	100	101	0.1
City of Chicago, Sewer Imps. Rev. Bonds:
3.00%, January 1, 2017	325	342	0.2

See Notes to Financial Statements

25

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Illinois - continued
5.00%, January 1, 2018	$200	$225	0.1%
City of Chicago, Water Util. Imps. Rev. Bonds, 3.00%, November 1, 2019	700	744	0.5
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, December 1, 2017	300	339	0.2
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, August 15, 2015	1,345	1,396	0.9
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, November 1, 2030[1]	1,000	1,166	0.7
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A:
5.00%, December 1, 2020	500	599	0.4
5.50%, January 1, 2015	700	706	0.5
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, December 1, 2017	1,500	1,698	1.1
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, June 1, 2015	1,000	1,029	0.7
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds (NATL-RE G.O. of Auth. Insured), 6.25%, July 1, 2015	1,000	1,041	0.7
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds, 5.00%, July 1, 2017	625	686	0.4
		11,115	7.2

Indiana - 1.1%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, March 1, 2016	600	637	0.4
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, June 1, 2018	500	574	0.4
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, July 1, 2017	405	453	0.3
		1,664	1.1

Kentucky - 0.8%
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, July 1, 2027	210	215	0.1
Kentucky State Prop. & Building Commission, Lease Rev. Ref. Bonds, Series A, 4.00%, August 1, 2015	1,000	1,029	0.7
		1,244	0.8

Louisiana - 0.8%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, December 1, 2028	1,175	1,274	0.8
		1,274	0.8

Maine - 0.5%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, July 1, 2018	625	718	0.5
		718	0.5

Massachusetts - 2.8%
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Bonds, Series D-2 (Mandatory Put 08/01/17 @ 100), 0.35%, August 1, 2043[1]	1,750	1,749	1.1
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, July 1, 2016	600	647	0.4
Massachusetts Dev. Fin. Agcy., Rev. Bonds, Series N (Mandatory Put 07/01/17 @ 100), 0.33%, July 1, 2041[1]	500	499	0.3
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, November 15, 2014	100	100	0.1

See Notes to Financial Statements

26

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Massachusetts - continued
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 171, 4.00%, December 1, 2044	$1,000	$1,094	0.7%
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, December 1, 2044	250	274	0.2
		4,363	2.8

Michigan - 1.9%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, May 1, 2018	1,000	1,119	0.7
Michigan Fin. Auth., School Imps. Misc. Rev. Bonds, Series E, 2.85%, August 20, 2015	400	401	0.3
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, August 15, 2015	1,000	1,038	0.7
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, December 1, 2018	300	343	0.2
		2,901	1.9

Minnesota - 1.2%
Minneapolis-Saint Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, January 1, 2017	500	549	0.4
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, July 1, 2040	285	302	0.2
Univ. of Minnesota, College & Univ. Imps. Rev. Bonds, Series A, 5.00%, December 1, 2016	900	986	0.6
		1,837	1.2

Missouri - 0.6%
City of St Louis, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, July 1, 2017	330	367	0.2
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, November 1, 2030	515	560	0.4
		927	0.6

Nebraska - 1.8%
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A: 3.00%, March 1, 2044	500	524	0.4
4.00%, September 1, 2044	1,000	1,099	0.7
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, September 1, 2034	485	503	0.3
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 3.00%, September 1, 2043	610	642	0.4
		2,768	1.8

Nevada - 0.7%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D:
5.00%, July 1, 2016	300	323	0.2
5.00%, July 1, 2017	750	835	0.5
		1,158	0.7

See Notes to Financial Statements

27

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
New Hampshire - 0.4%
New Hampshire State Turnpike System, Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, February 1, 2018	$600	$680	0.4%
		680	0.4

New Jersey - 7.0%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, November 1, 2018	550	638	0.4
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, Series PP, 5.00%, June 15, 2019	750	851	0.6
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, Series DD-1, 5.00%, December 15, 2016	1,000	1,087	0.7
New Jersey Econ. Dev. Auth., School Imps. Misc. Rev. Bonds, 0.63%, February 1, 2015[1]	525	525	0.3
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 0.95%, February 1, 2017[1]	1,000	1,002	0.6
New Jersey Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2017	600	672	0.4
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Bonds, Series 2, 5.00%, December 1, 2014	1,000	1,004	0.6
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, December 1, 2015	500	526	0.3
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.73%, January 1, 2024[1]	250	251	0.2
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.73%, January 1, 2024[1]	500	502	0.3
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, December 15, 2015	1,000	1,057	0.7
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, September 15, 2018	750	850	0.6
5.00%, September 15, 2019	1,500	1,717	1.1
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, May 1, 2019	225	263	0.2
		10,945	7.0

New Mexico - 0.1%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.884%, December 1, 2028[1]	155	154	0.1
		154	0.1

New York - 6.1%
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, 5.00%, November 1, 2019	750	885	0.6
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Sub-Series A-1, 5.00%, November 1, 2016	1,000	1,093	0.7
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.60%, August 1, 2025[1]	1,000	1,000	0.6
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 0.95%, November 1, 2018[1]	1,000	1,005	0.6
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series C, 5.00%, November 15, 2020	850	1,010	0.6
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, February 15, 2016	400	424	0.3

See Notes to Financial Statements

28

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
New York - continued
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub-Series S-1A (St. Aid Withhldg. Insured), 5.00%, July 15, 2017	$500	$558	0.4%
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, January 1, 2036[1]	500	509	0.3
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, May 1, 2019	300	347	0.2
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, July 1, 2022[2]	285	298	0.2
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, June 1, 2015	1,325	1,363	0.9
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series B, 5.00%, June 1, 2019	1,000	1,027	0.7
		9,519	6.1

North Dakota - 0.1%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, July 1, 2042	220	239	0.1
		239	0.1

Ohio - 2.5%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, January 1, 2016	1,660	1,747	1.1
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series C (Assured GTY Insured), 5.00%, January 1, 2017	750	817	0.5
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B, 5.00%, September 1, 2015	500	519	0.3
County of Warren, Health Care Facs. Rev. Ref. Bonds, 4.00%, July 1, 2018	220	240	0.2
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, November 1, 2028	525	571	0.4
		3,894	2.5

Oklahoma - 0.2%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, July 1, 2015	125	127	0.1
Stillwater Utilis. Auth., Power Plants (Non Nuclear) Multiple Util. Rev. Ref. Bonds, Series A, 4.00%, October 1, 2019	150	170	0.1
		297	0.2

Oregon - 2.3%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, October 1, 2018	1,000	1,001	0.6
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.05%, October 1, 2022[1]	2,225	2,236	1.4
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, November 1, 2017	400	421	0.3
		3,658	2.3

Pennsylvania - 1.2%
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, June 15, 2015	750	773	0.5
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, June 1, 2015	1,000	1,027	0.7
		1,800	1.2

See Notes to Financial Statements

29

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Puerto Rico - 0.6%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, October 1, 2018	$350	$369	0.2%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, October 1, 2016	250	259	0.2
5.00%, October 1, 2017	250	262	0.2
		890	0.6

South Carolina - 0.7%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, July 1, 2030	520	568	0.4
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, January 1, 2015	450	454	0.3
		1,022	0.7

South Dakota - 0.3%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, May 1, 2044	425	469	0.3
		469	0.3

Tennessee - 1.8%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, December 1, 2014	100	101	0.1
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.65%, October 1, 2038[1]	700	703	0.4
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, July 1, 2038	430	474	0.3
4.00%, January 1, 2045	950	1,047	0.7
4.50%, July 1, 2037	405	453	0.3
		2,778	1.8

Texas - 6.4%
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, March 1, 2016	1,000	1,063	0.7
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.80%, May 15, 2034[1]	600	603	0.4
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 08/01/16 @ 100), 0.65%, May 15, 2034[1]	1,000	1,004	0.6
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, February 1, 2017	500	551	0.4
County of Harris, Highway Tolls Rev. Ref. Bonds, Series B (Mandatory Put 08/15/15 @ 100), 0.64%, August 15, 2021[1]	1,000	1,002	0.6
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A, 4.00%, December 1, 2016	100	108	0.1
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, November 1, 2018	200	231	0.2
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, November 1, 2019	500	586	0.4
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, December 15, 2016	350	369	0.2
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.36%, July 1, 2031[1]	200	200	0.1

See Notes to Financial Statements

30

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Texas - continued
Houston Higher Edu. Finance Corp., Charter Sch. Aid, Rev. Ref. Bonds, Series A (PSF-GTD Insured), 5.00%, February 15, 2018	$455	$516	0.3%
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, January 1, 2038[1]	600	612	0.4
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, December 1, 2019	400	465	0.3
Texas A&M University, College & Univ. Imps. Rev. Ref. Bonds, 3.00%, July 1, 2016	325	340	0.2
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA COLL Insured), 5.00%, July 1, 2029	310	334	0.2
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds, 5.00%, March 15, 2015	715	728	0.5
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, August 15, 2016	500	523	0.3
Texas Trans. Commission State Highway Fund, Highway Imps. Fuel Sales Tax Rev. Bonds, Series B (Mandatory Put 04/01/17 @ 100), 0.40%, April 1, 2032[1]	500	501	0.3
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, July 15, 2015	225	233	0.2
		9,969	6.4

Virginia - 1.2%
Virginia Commonwealth Trans. Board, Govt. Fndg. Grant Transit Imps. Rev. Bonds:
5.00%, September 15, 2019	600	708	0.4
5.00%, March 15, 2020	1,000	1,188	0.8
		1,896	1.2

Washington - 6.2%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A: 4.00%, July 1, 2015	500	513	0.3
5.00%, July 1, 2015	1,250	1,291	0.8
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series A, 3.00%, January 1, 2017	300	316	0.2
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series I, 5.00%, January 1, 2016	1,000	1,055	0.7
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, August 1, 2018	600	687	0.4
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, December 1, 2015	1,000	1,053	0.7
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2006A (AMBAC Insured), 5.00%, July 1, 2015	500	516	0.3
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, July 1, 2016	1,000	1,078	0.7
State of Washington, Highway Imps. Rev. Bonds:
5.00%, September 1, 2018	1,500	1,725	1.1
5.00%, September 1, 2019	900	1,056	0.7
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, April 1, 2029	370	396	0.3
		9,686	6.2

See Notes to Financial Statements

31

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
West Virginia - 1.1%
West Virginia Univ., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/19 @ 100), 0.58%, October 1, 2041[1]	$1,750	$1,751	1.1%
		1,751	1.1

Wisconsin - 1.1%
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, November 15, 2043[1]	1,000	1,120	0.7
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, October 15, 2016	500	522	0.4
		1,642	1.1

Total bonds & notes (cost: $136,197,000)		138,132	88.9

Short-term securities - 12.2%
Charlotte-Mecklenburg Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series H, 0.07%, January 15, 2045[1]	785	785	0.5
City of Minneapolis Saint Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-2, 0.07%, November 15, 2035[1]	400	400	0.3
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E2, 0.07%, August 1, 2020[1]	400	400	0.3
City of Valdez, Port, Airport & Marina Rev. Ref. Bonds, 0.08%, December 1, 2033[1]	2,500	2,500	1.6
County of Montgomery, G.O. Prop. Tax Ref. Notes, Series A, 0.06%, June 1, 2026[1]	700	700	0.4
County of Uinta, Ind. Rev. Ref. Bonds, 0.07%, August 15, 2020[1]	600	600	0.4
Harris County Cultural Educ. Facs. Fin. Corp. Rev. Ref. Bonds, Series B-1, 0.07%, September 1, 2031[1]	1,270	1,270	0.8
Harris County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds,
Sub-Series B-2, 0.07%, September 1, 2031[1]	500	500	0.3
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.07%, August 1, 2044[1]	1,000	1,000	0.6
Kentucky Econ. Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-2, 0.07%, August 15, 2038[1]	1,100	1,100	0.7
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series C, 0.07%, December 1, 2030[1]	1,200	1,200	0.8
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.08%, December 1, 2030[1]	500	500	0.3
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series F, 0.08%, December 1, 2030[1]	700	700	0.5
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series H, 0.08%, November 1, 2035[1]	200	200	0.1
Missouri State Health & Educ. Facs Auth., College & Univ. Imps. Rev. Bonds, Series A, 0.07%, February 15, 2034[1]	1,400	1,400	0.9
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 0.07%, June 1, 2031[1]	2,425	2,425	1.6
New York City Trust for Cultural Ress., Rev. Ref. Bonds, Series A-1, 0.07%, December 1, 2035[1]	1,280	1,280	0.8
Sarasota County Public Hospital Dist., Health Care Facs. Rev. Ref. Bonds, 0.07%, July 1, 2037[1]	2,000	2,000	1.3

Total short-term securities (cost: $18,960,000)		18,960	12.2

See Notes to Financial Statements

32

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Total investment securities (cost: $155,157,000)	157,092	101.1
Other assets less liabilities	(1,749)	(1.1)

Net assets	$155,343	100.0%

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate market value of these securities amounted to $298,349, representing 0.19% of net assets.

Key to abbreviations

Agcy. = Agency

AGM = Assured Guaranty Municipal Corporation

AMBAC = American Municipal Bond Assurance Corporation

Auth. = Authority

Certs. of Part. = Certificates of Participation

COLL = Collateral

Comm. = Community

Corp. = Corporation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Edu. = Education

Educ. = Educational

Facs. = Facilities

FGIC = Financial Guaranty Insurance Company

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corporation

Fin. = Finance

Fncg. = Financing

Fndg. = Funding

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

G.O. = General Obligation

Govt. = Government

GTD = Guaranteed

GTY = Guaranty

HUD = Housing and Urban Development

Imp. = Improvement

Imps. = Improvements

Ind. = Industrial

Ln. = Loan

Lns. = Loans

Loc. = Local

Mgmt. = Management

Misc. = Miscellaneous

Muni. = Municipal

NATL-RE = National Reinsurance

See Notes to Financial Statements

33

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

No. = Number

Prop. = Property

PSF = Permanent School Fund

Redev. = Redevelopment

Ref. = Refunding

Res. = Resource

Ress. = Resources

Rev. = Revenue

St. = State

Trans. = Transportation

Univ. = University

Util. = Utility

Utils. = Utilities

Withhldg. = Withholding

See Notes to Financial Statements

34

Capital Group California Core Municipal Fund

October 31, 2014

Growth of $25,000 investment

Here’s how a $25,000 investment in Capital Group California Core Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2014, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
35

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - 91.4%	Principal amount (000)	Market value (000)	Percent of net assets
California - 86.6%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, July 1, 2020	$1,000	$1,142	0.4%
5.00%, November 15, 2020	715	802	0.3
5.00%, November 15, 2021	495	554	0.2
5.00%, November 15, 2022	1,000	1,118	0.4
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, May 15, 2016	1,500	1,504	0.5
5.125%, September 1, 2020	1,500	1,684	0.6
5.25%, May 15, 2020	1,000	1,119	0.4
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, April 1, 2019	400	463	0.2
5.00%, April 1, 2020	550	647	0.2
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, September 2, 2021	600	652	0.2
5.00%, September 2, 2022	225	242	0.1
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds:
5.00%, September 2, 2023	375	451	0.2
5.00%, September 2, 2024	400	483	0.2
5.00%, September 2, 2025	515	616	0.2
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, October 1, 2021	1,250	1,505	0.5
5.00%, October 1, 2022	975	1,181	0.4
Alameda County Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, 4.00%, March 1, 2019	875	991	0.4
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds:
5.00%, September 1, 2024	455	535	0.2
5.00%, September 1, 2025	425	495	0.2
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, October 1, 2017	575	620	0.2
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.15%, April 1, 2045[1]	3,700	3,775	1.4
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.95%, April 1, 2045[1]	2,800	2,806	1.0
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, April 1, 2045[1]	1,500	1,521	0.6
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, April 1, 2047[1]	650	659	0.2
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, April 1, 2021	100	117	—
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, October 1, 2023	500	619	0.2
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, September 1, 2021	700	724	0.3
5.00%, September 1, 2026	500	518	0.2
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, April 1, 2019	950	1,099	0.4
5.00%, February 1, 2021	550	647	0.2
5.00%, October 1, 2021	700	846	0.3
5.00%, November 1, 2021	525	548	0.2
5.50%, April 1, 2029	300	350	0.1

See Notes to Financial Statements

36

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%,January 1, 2018	$125	$142	0.1%
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, October 1, 2015	625	652	0.2
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, September 1, 2020	165	198	0.1
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, November 1, 2021	560	628	0.2
4.00%, November 1, 2022	500	553	0.2
4.50%, November 1, 2017	335	371	0.1
5.00%, January 1, 2024	100	116	—
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
4.00%, August 15, 2016	710	751	0.3
5.00%, August 15, 2018	1,100	1,270	0.5
5.00%, August 15, 2025	400	489	0.2
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, October 1, 2018	275	318	0.1
5.00%, October 1, 2022	770	890	0.3
5.00%, November 15, 2024	150	174	0.1
5.00%, November 15, 2025	375	433	0.2
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, August 15, 2020	1,325	1,591	0.6
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, July 1, 2025	100	114	—
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.125%, July 1, 2022	525	542	0.2
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, January 1, 2020	1,005	1,180	0.4
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, October 1, 2019	525	618	0.2
5.00%, November 15, 2019	1,350	1,605	0.6
5.00%, March 1, 2020	1,675	1,974	0.7
5.00%, November 15, 2020	500	602	0.2
5.00%, November 15, 2021	350	420	0.2
5.00%, March 1, 2023	1,000	1,189	0.4
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
4.00%, August 15, 2019	400	455	0.2
5.00%, August 15, 2020	300	360	0.1
5.00%, November 15, 2021	1,000	1,046	0.4
5.375%, July 1, 2021	1,500	1,506	0.5
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, July 1, 2043[1]	1,750	2,070	0.7
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 10/01/18 @ 100), 6.25%, October 1, 2028	200	242	0.1
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.33%, October 1, 2047[1]	1,000	1,000	0.4
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.33%, April 1, 2038[1]	2,500	2,500	0.9
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series B1 (Mandatory Put 04/01/15 @ 100), 0.35%, October 1, 2047[1]	1,800	1,800	0.6

See Notes to Financial Statements

37

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, October 1, 2025	$100	$109	—%
4.50%, October 1, 2026	100	108	—
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, February 1, 2018	100	112	—
5.00%, February 1, 2019	100	111	—
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, October 1, 2022	160	186	0.1
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, October 1, 2023	465	520	0.2
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, October 1, 2017	150	164	0.1
California Muni. Fin. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 1.55%, February 1, 2019	1,500	1,510	0.5
California Muni., Fin., Auth., Loc. or GTD Housing Rev. Bonds, 5.00%, August 15, 2030	1,000	1,126	0.4
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, December 1, 2020	750	800	0.3
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11:
4.875%, May 1, 2018	200	229	0.1
5.00%, May 1, 2018	2,000	2,296	0.8
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, May 1, 2017	100	111	—
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, May 1, 2018	225	258	0.1
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, May 1, 2021	200	240	0.1
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, May 1, 2018	1,250	1,435	0.5
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, May 1, 2021	100	115	—
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
4.50%, December 1, 2016	525	570	0.2
5.00%, December 1, 2022	1,010	1,164	0.4
5.00%, December 1, 2023	200	230	0.1
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds (Pre-refunded with U.S. Treasury Obligations to 04/01/15 @ 100, 5.00%, April 1, 2020	200	204	0.1
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, October 1, 2017	300	337	0.1
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, March 1, 2018	1,350	1,532	0.6
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, April 1, 2015	1,315	1,342	0.5
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, June 1, 2015	200	206	0.1
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%,June 1, 2023	600	729	0.3
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, November 1, 2018	750	873	0.3
5.00%, November 1, 2023	250	311	0.1
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, November 1, 2021	955	1,000	0.4

See Notes to Financial Statements

38

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 11/01/15 @ 100) (NATL-RE Insured), 5.00%, November 1, 2021	$1,645	$1,723	0.6%
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, May 15, 2019	1,000	1,134	0.4
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, July 1, 2021	100	111	—
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, April 1, 2019	600	701	0.3
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, July 1, 2016	1,100	1,186	0.4
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.10%, October 1, 2019	2,000	2,001	0.7
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.):
2.50%, August 1, 2020	700	718	0.3
3.00%, August 1, 2021	600	616	0.2
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, July 1, 2016	100	103	—
5.00%, May 15, 2019	600	692	0.3
5.00%, November 1, 2019	1,000	1,169	0.4
5.00%, May 15, 2024	300	345	0.1
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, October 1, 2023	500	577	0.2
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, October 1, 2021	1,625	1,936	0.7
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, August 1, 2023	745	899	0.3
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, August 1, 2024	260	316	0.1
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, November 1, 2019	2,000	2,233	0.8
5.00%, November 1, 2024	600	648	0.2
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, September 1, 2020	1,000	1,190	0.4
5.00%, September 1, 2022	450	541	0.2
5.00%, September 1, 2025	665	795	0.3
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, September 1, 2021	500	588	0.2
5.00%, September 1, 2022	1,400	1,653	0.6
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, June 15, 2020	1,350	1,627	0.6
City & County of San Francisco, Sewer Rev. Ref. Bonds, Series A, 5.00%, October 1, 2020	750	906	0.3
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, September 2, 2018	325	339	0.1
3.15%, September 2, 2021	570	590	0.2
3.55%, September 2, 2023	350	366	0.1
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, July 1, 2018	1,150	1,158	0.4
City of Fontana California, Special Tax Ref. Bonds, 5.00%, September 1, 2023	535	624	0.2

See Notes to Financial Statements

39

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
City of Irvine California, Public Imps. Special Assessment Bonds:
4.00%, September 2, 2019	$500	$518	0.2%
4.375%, September 2, 2021	700	725	0.3
City of Irvine California, Special Assessment Ref. Bonds:
2.50%, September 2, 2019	1,230	1,259	0.5
3.00%, September 2, 2020	1,250	1,332	0.5
3.25%, September 2, 2022	700	750	0.3
3.375%, September 2, 2023	850	894	0.3
4.00%, September 2, 2018	500	551	0.2
4.00%, September 2, 2019	475	517	0.2
4.50%, September 2, 2022	250	259	0.1
4.75%, September 2, 2023	250	259	0.1
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, May 15, 2021	100	118	—
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, November 15, 2018	2,250	2,441	0.9
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, September 2, 2017	120	124	—
City of Roseville, Energy Res. Auth. Rev. Certs. of Part. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 02/01/15 @ 100) (NATL-RE FGIC Insured), 5.00%, February 1, 2017	100	101	—
City of Roseville, Special Tax Ref. Bonds:
3.50%, September 1, 2015	1,000	1,018	0.4
4.00%, September 1, 2016	2,000	2,090	0.8
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, March 1, 2018	700	793	0.3
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, March 1, 2020	500	588	0.2
5.00%, March 1, 2023	450	540	0.2
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, June 1, 2021	275	303	0.1
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, September 1, 2022	1,295	1,532	0.6
5.00%, September 1, 2024	860	995	0.4
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, July 1, 2015	200	207	0.1
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, July 1, 2016	490	516	0.2
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, June 1, 2019	900	1,063	0.4
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (AGM Insured):
5.00%, September 1, 2022	1,100	1,331	0.5
5.00%, September 1, 2026	1,000	1,195	0.4
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, January 15, 2053[1]	2,000	2,190	0.8
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, June 1, 2020	1,200	1,428	0.5
5.00%, June 1, 2021	1,200	1,445	0.5
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, November 1, 2017	100	113	—
5.25%, November 1, 2025	100	114	—

See Notes to Financial Statements

40

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, November 1, 2022	$700	$815	0.3%
Irvine Public Facs. & Infrastructure Auth., Public Imps. Special Assessment Bonds, Series A:
3.00%, September 2, 2015	200	203	0.1
4.00%, September 2, 2021	1,350	1,396	0.5
4.00%, September 2, 2023	430	444	0.2
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, March 1, 2017	100	111	—
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, September 1, 2023	500	596	0.2
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
4.00%, September 1, 2019	500	562	0.2
5.00%, September 1, 2019	200	232	0.1
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, August 1, 2015	100	103	—
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, September 1, 2021	840	891	0.3
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, November 1, 2020	750	842	0.3
5.00%, November 1, 2021	500	591	0.2
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, June 1, 2022	15	17	—
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series A, 5.00%, June 1, 2022	85	97	—
Los Angeles Comm. Facs. Dist., Special Tax Ref. Bonds:
5.00%, September 1, 2020	600	706	0.3
5.00%, September 1, 2023	700	841	0.3
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, July 1, 2016	500	540	0.2
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, July 1, 2020	2,685	3,238	1.2
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B, 5.00%, July 1, 2018	1,000	1,156	0.4
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, September 1, 2022	1,190	1,436	0.5
5.00%, September 1, 2024	1,000	1,221	0.4
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, September 1, 2019	1,000	1,160	0.4
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, December 1, 2020	3,000	3,578	1.3
Los Angeles County Regional Fncg. Auth., Health Care Facs. Repayment of Bank Loan Rev. Bonds, Series B-3 (CA Mtg. Ins.), 2.50%, November 15, 2020	420	427	0.2
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, May 15, 2029	200	229	0.1
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, May 15, 2019	850	1,003	0.4
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, May 15, 2022	700	832	0.3
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2018	300	346	0.1

See Notes to Financial Statements

41

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, July 1, 2020	$1,000	$1,181	0.4%
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, July 1, 2019	2,175	2,560	0.9
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, July 1, 2020	1,000	1,199	0.4
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, July 1, 2024	100	117	—
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, August 1, 2020	900	1,081	0.4
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), Zero Coupon, September 1, 2024	1,000	755	0.3
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, March 1, 2017	100	102	—
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 5.00%, July 1, 2015	500	516	0.2
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.40%, July 1, 2027[1]	1,500	1,501	0.5
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.40%, July 1, 2027[1]	1,100	1,101	0.4
Modesto Irrigation Dist., Certs. of Part. Lease Ref. Bonds, Series A (AMBAC Insured), 5.00%, October 1, 2015	800	835	0.3
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2017	400	448	0.2
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, August 1, 2019	380	442	0.2
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, August 1, 2019	420	489	0.2
5.00%, August 1, 2020	375	444	0.2
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/01/15 @ 100) (NATL-RE Insured), 5.00%, August 1, 2018	150	155	0.1
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, September 1, 2021	1,050	1,233	0.4
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, June 1, 2016	750	807	0.3
5.50%, July 1, 2021	1,000	1,194	0.4
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, July 1, 2017	200	224	0.1
5.00%, July 1, 2019	200	235	0.1
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, September 1, 2018	500	570	0.2
Ohlone Comm. College Dist., G.O. Ref. Bonds, 5.00%, August 1, 2024	1,000	1,213	0.4
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, October 1, 2020	385	429	0.2
4.00%, October 1, 2021	1,485	1,654	0.6
Orange County Sanitation Dist., Certs.of Part. Sewer Imps. Rev. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 02/01/17 @ 100) (AGM Insured), 5.00%, February 1, 2019	965	1,064	0.4
Perris Union High School Dist., School Imps. Special Tax Bonds:
4.25%, September 1, 2019	360	373	0.1
4.50%, September 1, 2020	445	460	0.2
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:

See Notes to Financial Statements

42

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
3.375%, September 15, 2017	$500	$519	0.2%
3.75%, September 15, 2018	770	799	0.3
4.00%, September 15, 2020	340	378	0.1
4.00%, September 15, 2022	440	489	0.2
5.00%, September 1, 2020	600	701	0.3
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds (AGM Insured):
5.00%, September 1, 2020	775	925	0.3
5.00%, September 1, 2025	750	913	0.3
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, September 2, 2017	100	103	—
Riverside Cnty. Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
5.00%, October 1, 2020	405	480	0.2
5.00%, October 1, 2021	615	734	0.3
Riverside Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A:
3.00%, September 1, 2016	1,120	1,173	0.4
5.00%, September 1, 2021	1,000	1,202	0.4
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A:
5.00%, December 1, 2018	500	581	0.2
5.00%, December 1, 2025	1,190	1,467	0.5
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, August 15, 2017	475	534	0.2
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, March 1, 2023	615	705	0.3
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, August 1, 2020	725	860	0.3
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, August 1, 2018	1,000	1,159	0.4
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, July 1, 2023	225	273	0.1
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, July 1, 2018	850	968	0.4
5.00%, July 1, 2020	700	827	0.3
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, April 1, 2021	500	609	0.2
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, May 1, 2018	700	804	0.3
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, May 1, 2020	750	900	0.3
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, July 1, 2016	475	510	0.2
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, May 15, 2022	100	118	—
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A, 4.00%, August 1, 2020	100	110	—
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, July 1, 2022	800	964	0.4
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, May 1, 2024	100	117	—
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, May 1, 2019	400	468	0.2

See Notes to Financial Statements

43

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, May 1, 2021	$300	$349	0.1%
San Francisco City & County Redev. Agcy., Tax Allocation, Series C:
4.75%, August 1, 2017	265	292	0.1
5.00%, August 1, 2018	275	312	0.1
5.25%, August 1, 2019	290	338	0.1
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, August 1, 2021	500	518	0.2
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, August 1, 2020	800	912	0.3
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, June 15, 2019	1,150	1,357	0.5
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, August 1, 2022	500	563	0.2
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, August 1, 2018	400	401	0.1
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series D (AMBAC Insured), 5.00%, August 1, 2018	800	859	0.3
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds:
4.00%, June 15, 2022	650	747	0.3
5.00%, June 15, 2020	500	599	0.2
5.00%, June 15, 2022	500	610	0.2
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, July 15, 2023	200	233	0.1
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, September 1, 2020	750	909	0.3
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, November 15, 2022	285	326	0.1
Santa Margarita Water Dist., Special Tax Ref. Bonds:
5.00%, September 1, 2022	325	387	0.1
5.00%, September 1, 2024	550	667	0.2
5.00%, September 1, 2025	375	447	0.2
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, September 1, 2020	995	1,162	0.4
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, March 1, 2021	1,000	1,209	0.4
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured):
5.00%, August 15, 2015	900	934	0.3
5.00%, August 15, 2020	1,000	1,027	0.4
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.38%, November 1, 2017[1]	1,625	1,625	0.6
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, July 1, 2018	200	231	0.1
5.00%, July 1, 2020	1,550	1,860	0.7
5.00%, July 1, 2023	800	956	0.3
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, July 1, 2021	500	559	0.2
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, July 1, 2016	500	539	0.2
5.00%, July 1, 2018	350	404	0.1
5.00%, July 1, 2021	750	913	0.3
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:

See Notes to Financial Statements

44

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
5.00%, July 1, 2019	$1,000	$1,180	0.4%
5.00%, July 1, 2020	245	294	0.1
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, July 1, 2023	100	115	—
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, October 1, 2020	100	119	—
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, December 1, 2027[1]	750	814	0.3
State of California, G.O. General Fund Ref. Bonds:
4.00%, December 1, 2020	1,175	1,344	0.5
5.00%, February 1, 2019	2,000	2,326	0.8
5.00%, April 1, 2019	600	701	0.3
5.00%, February 1, 2020	2,700	3,196	1.1
5.00%, October 1, 2020	1,000	1,199	0.4
5.00%, December 1, 2024	800	976	0.4
5.25%, October 1, 2020	650	774	0.3
State of California, G.O. Public Imps. General Fund Bonds, 5.50%, April 1, 2018	100	116	—
State of California, G.O. Public Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, August 1, 2020	5	5	—
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A:
5.00%, July 1, 2017	950	1,064	0.4
5.25%, July 1, 2021	1,060	1,252	0.5
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, September 1, 2021	750	890	0.3
Successor Agcy. to the Richmond County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, September 1, 2025	200	234	0.1
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, January 1, 2015	100	101	—
5.00%, January 1, 2022	1,500	1,710	0.6
5.25%, January 1, 2024	100	115	—
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, January 1, 2018	500	566	0.2
5.00%, January 1, 2020	610	719	0.3
5.00%, January 1, 2022	700	823	0.3
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (Pre-refunded with St. & Loc. Govt. Series to 05/15/16 @ 101) (NATL-RE FGIC Insured), 5.00%, May 15, 2023	130	141	0.1
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, May 15, 2017	500	545	0.2
5.00%, May 15, 2020	500	600	0.2
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 05/01/15 @ 100) (AMBAC Insured), 4.00%, May 1, 2018	200	204	0.1
		242,307	86.6

District of Columbia - —%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, October 1, 2017	100	112	—
		112	—

See Notes to Financial Statements

45

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Florida - 0.2%
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, June 1, 2019	$500	$578	0.2%
		578	0.2
Guam - 1.1%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, October 1, 2019	150	173	0.1
5.00%, October 1, 2020	225	263	0.1
5.00%, October 1, 2021	350	411	0.1
5.00%, October 1, 2022	710	837	0.3
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, October 1, 2023	1,100	1,309	0.5
		2,993	1.1

Iowa - —%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, June 1, 2027	100	115	—
		115	—

Michigan - —%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, November 15, 2024	100	115	—
		115	—

Oregon - 0.4%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.05%, October 1, 2022[1]	1,000	1,005	0.4
		1,005	0.4

Puerto Rico - 1.9%
Commonwealth of Puerto Rico, G.O. Prop. Tax Rev. Ref. Bonds, 5.00%, July 1, 2023	730	558	0.2
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Water Rev. Ref. Bonds, Series A, 5.00%, July 1, 2019	500	387	0.1
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, October 1, 2018	355	334	0.1
5.00%, October 1, 2016	350	362	0.1
5.00%, October 1, 2017	500	524	0.2
5.00%, October 1, 2019	500	529	0.2
5.00%, October 1, 2021	1,000	1,061	0.4
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2017	1,000	1,059	0.4
Puerto Rico Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, August 1, 2022	500	476	0.2
		5,290	1.9

Texas - 0.4%
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.80%, May 15, 2034[1]	1,100	1,105	0.4

See Notes to Financial Statements

46

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Texas - continued
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations to 02/01/16 @ 100), 5.00%, February 1, 2024	$100	$106	—%
		1,211	0.4

U. S. Virgin Islands - 0.8%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B, 5.00%, October 1, 2024	500	579	0.2
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, October 1, 2019	1,400	1,619	0.6
		2,198	0.8

Total bonds & notes (cost: $246,688,000)		255,924	91.4

Short-term securities - 7.7%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.06%, September 1, 2038[1]	400	400	0.1
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.04%, November 1, 2035[1]	100	100	—
California Muni. Fin. Auth., Res. Recovery Rev. Ref. Bonds, 0.04%, June 1, 2025[1]	500	500	0.2
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds:[1]
0.06%, November 1, 2026	4,000	4,000	1.4
0.07%, November 1, 2026	1,700	1,700	0.6
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.08%, August 15, 2027[1]	1,950	1,950	0.7
California Statewide Comms. Dev. Auth., Res. Recovery Rev. Ref. Bonds, 0.04%, May 15, 2024[1]	1,000	1,000	0.4
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.05%, September 2, 2029[1]	2,360	2,360	0.9
City of Irvine California, Special Assessment Ref. Bonds, 0.05%, September 2, 2050[1,2]	3,300	3,300	1.2
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub- Series B-6, 0.06%, July 1, 2034[1]	5,300	5,300	1.9
State of California, G.O. General Fund School Imps. Bonds, Series A-1, 0.05%, May 1, 2033[1]	950	950	0.3

Total short-term securities (cost: $21,560,000)		21,560	7.7
Total investment securities (cost: $268,248,000)		277,484	99.1
Other assets less liabilities		2,430	0.9

Net assets		$279,914	100.0%

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

47

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate market value of these securities amounted to $3,300,000, representing 1.18% of net assets.

Key to abbreviations

Agcy. = Agency

AGM = Assured Guaranty Municipal Corporation

AMBAC = American Municipal Bond Assurance Corporation

Auth. = Authority

BAM = Build America Mutual Assurance Company

CA Mtg. Ins. = California Mortgage Insurance

Certs. of Part. = Certificates of Participation

CIFG = CDC IXIS Financial Guaranty

Comm. = Community

Comms. = Communities

Corp. = Corporation

Corps. = Corporations

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Educ. = Educational

Fac. = Facility

Facs. = Facilities

FGIC = Financial Guaranty Insurance Company

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

Govt. = Government

GTD = Guaranteed

Imps. = Improvements

Ind. = Industrial

Intl. = International

Loc. = Local

Mgmt. = Management

Misc. = Miscellaneous

Muni. = Municipal

NATL-RE = National Reinsurance

Prop. = Property

Rec. = Recreational

Redev. = Redevelopment

Ref. = Refunding

Res. = Resource

Ress. = Resources

Rev. = Revenue

St. = State

Trans. = Transportation

Univ. = University

Util. = Utility

See Notes to Financial Statements

48

Capital Group California Short-Term Municipal Fund

October 31, 2014

Growth of $25,000 investment

Here’s how a $25,000 investment in Capital Group California Short-Term Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2014, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

49

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - 83.9%	Principal amount (000)	Market value (000)	Percent of net assets
California - 79.3%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, May 15, 2016	$500	$501	0.4%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, August 1, 2016	200	216	0.2
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
4.00%, April 1, 2016	400	421	0.3
5.00%, April 1, 2018	250	284	0.2
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds:
4.00%, September 2, 2019	525	589	0.4
4.00%, September 2, 2020	315	356	0.3
Alameda County Trans. Auth., Transit Imps. Rev. Bonds, 4.00%, March 1, 2018	500	556	0.4
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.95%, April 1, 2045	500	501	0.4
0.95%, April 1, 2047	250	251	0.2
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, April 1, 2045[1]	750	760	0.6
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.75%, April 1, 2047[1]	1,675	1,680	1.2
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, April 1, 2047[1]	600	608	0.4
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, April 1, 2018	250	278	0.2
5.00%, April 1, 2017	400	445	0.3
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 4.00%, October 1, 2019	570	649	0.5
Brea Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, August 1, 2019	700	823	0.6
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds:
4.00%, October 1, 2015	350	362	0.3
4.00%, September 1, 2016	75	80	0.1
4.00%, February 1, 2017	100	108	0.1
5.00%, October 1, 2016	250	271	0.2
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A:
3.00%, November 1, 2016	400	419	0.3
5.00%, October 1, 2015	500	521	0.4
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, October 1, 2015	150	154	0.1
4.00%, April 1, 2016	300	315	0.2
4.00%, April 1, 2017	200	216	0.2
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, August 15, 2017	510	568	0.4
5.00%, August 15, 2018	500	577	0.4
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, August 15, 2016	200	217	0.2
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.125%, July 1, 2022	375	387	0.3
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, August 15, 2015	150	156	0.1
5.00%, November 15, 2016	225	236	0.2
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):

See Notes to Financial Statements

50

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
4.00%, January 1, 2018	$425	$467	0.3%
5.00%, January 1, 2019	500	578	0.4
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, March 1, 2018	200	219	0.2
4.00%, March 1, 2019	500	556	0.4
5.00%, November 15, 2016	250	274	0.2
5.00%, October 1, 2018	500	579	0.4
5.00%, October 1, 2019	525	618	0.4
5.00%, November 15, 2019	300	353	0.3
5.00%, March 1, 2020	500	591	0.4
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A- 3, 4.00%, November 15, 2015	150	156	0.1
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/17/17 @ 100), 5.00%, July 1, 2043[1]	805	910	0.7
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, July 1, 2043[1]	500	596	0.4
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.33%, October 1, 2047[1]	500	500	0.4
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.33%, April 1, 2038[1]	1,100	1,100	0.8
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series B1 (Mandatory Put 04/01/15 @ 100), 0.35%, October 1, 2047[1]	1,000	1,000	0.7
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, October 1, 2016	200	213	0.2
California Muni. Fin. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 1.55%, February 1, 2019	700	705	0.5
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, May 1, 2017	200	220	0.2
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, May 1, 2018	1,250	1,435	1.0
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, December 1, 2018	500	584	0.4
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Sub-Series G-4, 5.00%, May 1, 2016	1,000	1,071	0.8
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A:
4.00%, March 1, 2019	400	448	0.3
5.00%, April 1, 2018	400	455	0.3
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series I:
4.00%, November 1, 2017	210	230	0.2
4.00%, November 1, 2019	500	565	0.4
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, October 1, 2017	475	533	0.4
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, March 1, 2016	400	420	0.3
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, March 1, 2016	500	532	0.4
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series G, 4.00%, December 1, 2016	325	349	0.3
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A, 5.00%, September 1, 2018	250	288	0.2
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, June 1, 2018	425	471	0.3
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured):

See Notes to Financial Statements

51

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
5.00%, June 1, 2015	$100	$103	0.1%
5.00%, October 1, 2016	240	261	0.2
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, November 1, 2016	400	437	0.3
5.00%, November 1, 2017	475	539	0.4
5.00%, November 1, 2018	400	465	0.3
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, July 1, 2016	500	539	0.4
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, November 1, 2029[1]	600	668	0.5
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.), 2.50%, August 1, 2020	1,100	1,128	0.8
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, November 1, 2014	400	400	0.3
5.00%, November 1, 2015	300	314	0.2
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, November 15, 2019	160	179	0.1
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, October 1, 2018	700	796	0.6
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, September 1, 2017	500	558	0.4
5.00%, September 1, 2020	625	744	0.5
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, October 1, 2015	500	522	0.4
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds:
5.00%, June 15, 2018	1,745	2,012	1.5
5.00%, June 15, 2019	380	449	0.3
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A:
5.00%, October 1, 2018	500	582	0.4
5.00%, October 1, 2019	555	660	0.5
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, July 1, 2018	1,100	1,107	0.8
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 4.00%, May 15, 2018	225	251	0.2
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, November 15, 2018	1,250	1,356	1.0
City of Los Angeles, Res. Recovery Imps. Rev. Bonds, Series A, 5.00%, February 1, 2019	550	644	0.5
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 4.00%, June 1, 2016	100	106	0.1
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 3.00%, March 1, 2015	440	444	0.3
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2018	500	575	0.4
Concord Redv. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, March 1, 2017	700	770	0.6
5.00%, March 1, 2018	600	679	0.5
County of El Dorado, Special Tax Ref. Bonds:
4.00%, September 1, 2018	450	493	0.4
5.00%, September 1, 2020	545	636	0.5
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, June 1, 2019	500	590	0.4
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A:

See Notes to Financial Statements

52

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
5.00%, September 1, 2018	$500	$576	0.4%
5.00%, September 1, 2019	600	704	0.5
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured):
4.00%, December 1, 2019	600	675	0.5
5.00%, December 1, 2020	500	596	0.4
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, June 1, 2018	500	572	0.4
5.00%, June 1, 2019	500	586	0.4
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, November 1, 2016	300	328	0.2
5.00%, November 1, 2018	425	492	0.4
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 4.00%, September 1, 2018	500	555	0.4
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, November 1, 2018	700	803	0.6
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, July 1, 2016	500	540	0.4
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, July 1, 2020	1,400	1,688	1.2
Los Angeles County Redev. Auth., Tax Increment Allocation Ref. Bonds, Series S, 5.00%, September 1, 2019	1,000	1,174	0.8
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, December 1, 2018	1,100	1,274	0.9
5.00%, December 1, 2019	700	823	0.6
Los Angeles County Regional Fncg. Auth., Health Care Facs. Repayment of Bank Loan Rev. Bonds, Series B-3 (CA Mtg. Ins.), 2.50%, November 15, 2020	245	249	0.2
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, October 1, 2017	770	871	0.6
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, May 15, 2015	300	305	0.2
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, May 15, 2015	200	204	0.1
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A:
3.00%, July 1, 2018	550	595	0.4
5.00%, July 1, 2015	420	434	0.3
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series C, 4.00%, July 1, 2020	300	345	0.2
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, July 1, 2020	400	473	0.3
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C:
5.00%, July 1, 2019	1,600	1,883	1.4
5.00%, July 1, 2020	500	600	0.4
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, July 1, 2018	500	576	0.4
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, August 1, 2016	500	532	0.4
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 5.00%, July 1, 2015	200	207	0.1
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.40%, July 1, 2027[1]	1,600	1,601	1.2
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.40%, July 1, 2027[1]	500	500	0.4

See Notes to Financial Statements

53

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series G-2 (Mandatory Put 10/01/17 @ 100), 3.00%, July 1, 2037[1]	$700	$741	0.5%
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2015	300	310	0.2
Mountain View Shoreline Regional Park Comm., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, August 1, 2015	375	386	0.3
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, September 1, 2018	500	570	0.4
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, October 1, 2017	360	380	0.3
4.00%, October 1, 2018	300	329	0.2
Orange County Sanitation Dist., Certs.of Part. Sewer Imps. Rev. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 02/01/17 @ 100) (AGM Insured), 5.00%, February 1, 2019	1,000	1,102	0.8
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, September 1, 2019	370	436	0.3
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds (AGM Insured), 5.00%, September 1, 2020	750	896	0.6
Riverside County Redev. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, October 1, 2019	275	322	0.2
Riverside Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series A:
4.00%, September 1, 2017	500	547	0.4
5.00%, September 1, 2019	850	1,000	0.7
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, December 1, 2014	250	251	0.2
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A:
5.00%, December 1, 2018	500	581	0.4
5.00%, December 1, 2019	500	593	0.4
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, July 1, 2015	100	103	0.1
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, August 15, 2017	225	253	0.2
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, August 15, 2017	250	281	0.2
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, March 1, 2018	250	281	0.2
San Bernardino County Trans. Auth. Rev. Ref. Bonds, Series A, 4.00%, March 1, 2018	500	556	0.4
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, August 1, 2017	400	439	0.3
5.00%, August 1, 2018	1,000	1,159	0.8
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, July 1, 2016	250	269	0.2
5.00%, July 1, 2017	650	723	0.5
5.00%, July 1, 2018	100	114	0.1
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, April 1, 2018	300	344	0.2
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, May 1, 2018	500	574	0.4
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, May 1, 2017	850	948	0.7
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, July 1, 2016	175	188	0.1

See Notes to Financial Statements

54

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, May 15, 2015	$300	$308	0.2%
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, May 1, 2016	200	214	0.2
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, May 1, 2018	500	572	0.4
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, June 15, 2018	500	576	0.4
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, June 15, 2015	100	103	0.1
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, August 1, 2016	300	317	0.2
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, August 1, 2018	300	335	0.2
4.00%, August 1, 2019	475	540	0.4
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 4.00%, June 15, 2020	775	886	0.6
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A:
4.00%, March 1, 2016	500	525	0.4
5.00%, March 1, 2018	750	855	0.6
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.38%, November 1, 2017[1]	1,075	1,075	0.8
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, July 1, 2015	225	231	0.2
5.00%, July 1, 2016	200	216	0.2
5.00%, July 1, 2017	750	839	0.6
5.00%, July 1, 2018	200	231	0.2
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, July 1, 2016	150	159	0.1
5.00%, July 1, 2017	775	867	0.6
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, July 1, 2016	500	539	0.4
5.00%, July 1, 2018	350	403	0.3
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, July 1, 2016	705	760	0.5
5.00%, July 1, 2019	600	708	0.5
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2018	300	346	0.3
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, December 1, 2027[1]	500	543	0.4
State of California, G.O. General Fund Public Imps. Bonds, Series E (Mandatory Put 12/03/18 @ 100), 0.94%, December 1, 2029[1]	500	508	0.4
State of California, G.O. General Fund Ref. Bonds:
5.00%, February 1, 2018	1,000	1,135	0.8
5.00%, February 1, 2019	650	756	0.5
State of California, G.O. General Fund Ref. Notes:
5.00%, April 1, 2015	500	510	0.4
5.00%, December 1, 2019	900	1,067	0.8
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, June 1, 2015	250	257	0.2
State of California, G.O. Misc. Rev. Ref. Bonds, 4.00%, September 1, 2017	500	548	0.4

See Notes to Financial Statements

55

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
State of California, G.O. Prop. Tax Ref. Bonds:
4.00%, April 1, 2018	$500	$554	0.4%
5.00%, June 1, 2015	200	206	0.1
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 0.80%, May 1, 2017[1]	400	404	0.3
State of California, G.O. Public Imps. Misc. Rev. Bonds:
4.00%, September 1, 2018	570	637	0.5
5.50%, April 1, 2019	2,050	2,437	1.8
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, September 1, 2020	500	589	0.4
Successor Agcy. Rancho Mirage Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
4.00%, April 1, 2016	340	356	0.3
4.00%, April 1, 2017	350	375	0.3
Successor Agcy. to the Richmond County Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, September 1, 2019	525	607	0.4
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, January 1, 2015	100	101	0.1
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
4.00%, January 1, 2018	250	275	0.2
5.00%, January 1, 2017	300	329	0.2
Univ. of California, College & Univ. Imps. Rev. Bonds, Series AB, 5.00%, May 15, 2016	350	376	0.3
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, May 15, 2016	200	215	0.2
Walnut Energy Center Auth., Energy Res. Auth. Rev. Ref. Bonds, 4.00%, January 1, 2018	300	331	0.2
		109,686	79.3

Colorado - 0.3%
City & County of Denver, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 5.00%, November 15, 2017	300	338	0.3
		338	0.3

Florida - 1.1%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1:
5.00%, June 1, 2019	100	115	0.1
5.00%, June 1, 2020	600	703	0.5
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, July 1, 2016	600	646	0.5
		1,464	1.1

Guam - 0.2%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, January 1, 2017	300	325	0.2
		325	0.2

Illinois - 0.4%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, December 1, 2017	500	566	0.4
		566	0.4

See Notes to Financial Statements

56

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Louisiana - 0.1%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, December 1, 2028	$155	$168	0.1%
		168	0.1

Massachusetts - 0.1%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 0.48%, January 1, 2018[1]	175	176	0.1
		176	0.1

Mississippi - 0.3%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, March 1, 2034[1]	465	472	0.3
		472	0.3

Oregon - 0.4%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.05%, October 1, 2022[1]	600	603	0.4
		603	0.4

Puerto Rico - 1.0%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, October 1, 2018	800	844	0.6
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, October 1, 2016	200	207	0.2
5.00%, October 1, 2017	250	262	0.2
		1,313	1.0

U. S. Virgin Islands - 0.7%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, October 1, 2019	800	925	0.7
		925	0.7

Total bonds & notes (cost: $114,184,000)		116,036	83.9

Short-term securities - 15.3%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.06%, September 1, 2038[1]	1,720	1,720	1.2
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.06%, November 1, 2026[1]	2,700	2,700	2.0
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.08%, August 15, 2027[1]	2,600	2,600	1.9
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.05%, September 2, 2029[1]	3,800	3,800	2.7
City of Irvine California, Special Assessment Ref. Bonds, 0.05%, September 2, 2050[1,2]	3,500	3,500	2.5
Irvine Unified School Dist., School Imps. Special Tax Bonds, 0.06%, September 1, 2051[1]	3,543	3,543	2.6

See Notes to Financial Statements

57

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Short-term securities - continued	Principal amount (000)	Market value (000)	Percent of net assets
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub- Series B-6, 0.06%, July 1, 2034[1]	$3,300	$3,300	2.4%

Total short-term securities (cost: $21,163,000)		21,163	15.3
Total investment securities (cost: $135,347,000)		137,199	99.2
Other assets less liabilities		1,107	0.8

Net assets		$138,306	100.0%

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate market value of these securities amounted to $3,500,000, representing 2.53% of net assets.

Key to abbreviations

Agcy. = Agency

AGM = Assured Guaranty Municipal Corporation

Auth. = Authority

BAM = Build America Mutual Assurance Company

CA Mtg. Ins. = California Mortgage Insurance

Certs. of Part. = Certificates of Participation

COLL = Collateral

Comm. = Community

Comms. = Communities

Corp. = Corporation

Corps. = Corporations

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Educ. = Educational

Facs. = Facilities

FGIC = Financial Guaranty Insurance Company

Fin. = Finance

Fncg. = Financing

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

G.O. = General Obligation

GTD = Guaranteed

Imps. = Improvements

Ind. = Industrial

Loc. = Local

Mgmt. = Management

Misc. = Miscellaneous

Muni. = Municipal

NATL-RE = National Reinsurance

Prop. = Property

Redev. = Redevelopment

See Notes to Financial Statements

58

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Ref. = Refunding

Res. = Resource

Ress. = Resources

Rev. = Revenue

Trans. = Transportation

Univ. = University

Util. = Utility

See Notes to Financial Statements

59

Capital Group Core Bond Fund

October 31, 2014

Growth of $25,000 investment

Here’s how a $25,000 investment in Capital Group Core Bond Fund grew between April 13, 2010, when the fund began operations, and October 31, 2014, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
60

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

Bonds, notes & other debt investments - 95.4%	Principal amount (000)	Market value (000)	Percent of net assets
U.S. government & government agency bonds & notes - 53.0%
Fannie Mae:
0.375%, July 5, 2016	$1,000	$998	0.3%
1.25%, September 28, 2016	1,000	1,015	0.3
1.25%, January 30, 2017	1,445	1,462	0.5
1.00%, November 15, 2017	4,645	4,639	1.5
0.875%, May 21, 2018	500	493	0.2
1.75%, September 12, 2019	1,545	1,545	0.5
2.625%, September 6, 2024	1,990	1,985	0.6
Federal Home Loan Banks:
1.00%, June 21, 2017	600	603	0.2
1.875%, March 13, 2020	2,910	2,899	0.9
Freddie Mac:
0.75%, November 25, 2014	1,025	1,025	0.3
0.50%, August 28, 2015	2,500	2,507	0.8
4.75%, January 19, 2016	2,000	2,108	0.7
2.50%, May 27, 2016	1,000	1,032	0.3
1.00%, June 29, 2017	500	502	0.2
4.875%, June 13, 2018	500	563	0.2
U.S. Treasury Bonds, 7.625%, February 15, 2025	750	1,114	0.4
U.S. Treasury Inflation Indexed Bonds:
2.00%, January 15, 2026	599	693	0.2
1.375%, February 15, 2044	3,343	3,686	1.2
U.S. Treasury Inflation Indexed Notes:
0.125%, April 15, 2016	4,046	4,093	1.3
2.375%, January 15, 2017	389	416	0.1
0.125%, April 15, 2018	1,029	1,042	0.3
0.125%, April 15, 2019	508	512	0.2
0.375%, July 15, 2023	511	511	0.2
U.S. Treasury Notes:
4.00%, February 15, 2015	2,575	2,604	0.8
1.25%, September 30, 2015	500	505	0.2
4.50%, February 15, 2016	500	527	0.2
2.625%, February 29, 2016	6,075	6,267	2.0
0.50%, June 15, 2016	14,495	14,532	4.7
1.50%, July 31, 2016	3,650	3,719	1.2
0.625%, August 15, 2016	1,000	1,004	0.3
1.00%, September 30, 2016	1,000	1,010	0.3
4.625%, February 15, 2017	4,000	4,361	1.4
1.00%, March 31, 2017	1,000	1,007	0.3
0.875%, April 30, 2017	1,000	1,003	0.3
4.50%, May 15, 2017	18,960	20,739	6.7
8.75%, May 15, 2017	490	588	0.2
0.875%, July 15, 2017	1,000	1,002	0.3
1.875%, August 31, 2017	8,430	8,661	2.8
0.75%, March 31, 2018	500	493	0.2
3.875%, May 15, 2018	1,000	1,093	0.4
1.375%, June 30, 2018	250	251	0.1
4.00%, August 15, 2018	4,000	4,405	1.4
1.25%, October 31, 2018	500	498	0.2
1.50%, December 31, 2018	3,855	3,867	1.3
1.625%, March 31, 2019	1,000	1,005	0.3
1.25%, April 30, 2019	500	494	0.2
1.50%, May 31, 2019	2,750	2,745	0.9

See Notes to Financial Statements

61

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

Bonds, notes & other debt investments - continued	Principal amount (000)	Market value (000)	Percent of net assets
U.S. government & government agency bonds & notes - continued
1.625%, June 30, 2019	$9,265	$9,296	3.0%
1.625%, July 31, 2019	1,000	1,002	0.3
1.625%, August 31, 2019	750	751	0.2
1.00%, September 30, 2019	500	485	0.2
1.75%, September 30, 2019	4,000	4,027	1.3
1.50%, October 31, 2019	2,000	1,989	0.6
1.375%, May 31, 2020	1,000	978	0.3
2.00%, November 30, 2020	1,000	1,005	0.3
2.25%, March 31, 2021	7,635	7,764	2.5
3.125%, May 15, 2021	2,000	2,141	0.7
2.00%, February 15, 2023	2,000	1,971	0.6
1.75%, May 15, 2023	1,000	963	0.3
2.50%, August 15, 2023	1,050	1,071	0.3
2.75%, November 15, 2023	2,250	2,340	0.8
2.75%, February 15, 2024	5,000	5,193	1.7
2.50%, May 15, 2024	5,375	5,461	1.8

Total U.S. government & government agency bonds & notes		164,260	53.0

Mortgage-backed obligations - 13.6%

Federal agency mortgage-backed obligations - 7.3%
Fannie Mae:
4.50%, July 1, 2019	82	87	—
4.50%, March 1, 2020	425	448	0.1
2.717%, February 25, 2022	500	505	0.2
3.50%, October 1, 2025	4,507	4,769	1.5
2.50%, November 1, 2027	1,162	1,185	0.4
5.50%, April 25, 2037	85	94	—
5.50%, September 1, 2038	958	1,067	0.3
5.00%, June 1, 2041	1,289	1,434	0.5
5.00%, August 1, 2041	343	381	0.1
3.163%, September 1, 2041[1]	212	222	0.1
4.00%, December 1, 2044 TBA	2,565	2,723	0.9
4.50%, December 1, 2044 TBA	3,525	3,815	1.2
6.00%, December 1, 2044 TBA	250	283	0.1
Freddie Mac:
1.873%, January 25, 2018	219	222	0.1
2.699%, May 25, 2018	790	820	0.3
3.034%, October 25, 2020[1]	495	516	0.2
3.974%, January 25, 2021[1]	524	573	0.2
2.373%, May 25, 2022	500	495	0.2
6.00%, February 15, 2037	54	60	—
Ginnie Mae:
4.50%, January 20, 2040	143	157	0.1
0.992%, July 20, 2062[1]	748	758	0.2
5.075%, February 20, 2064	344	372	0.1
6.64%, July 20, 2064	1,439	1,582	0.5
		22,568	7.3

Commercial mortgage-backed securities - 6.3%
Commercial Mortgage Pass-Through Certificates:
5.467%, September 15, 2039	1,295	1,375	0.4

See Notes to Financial Statements

62

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

Bonds, notes & other debt investments - continued	Principal amount (000)	Market value (000)	Percent of net assets
Mortgage-backed obligations - continued
Commercial mortgage-backed securities - continued
5.695%, September 15, 2040[1]	$720	$786	0.2%
Commercial Mortgage Trust, 5.292%, December 10, 2046	356	384	0.1
DBUBS Mortgage Trust, Series 144A:[2]
3.386%, July 10, 2044	750	776	0.2
3.742%, November 10, 2046	1,525	1,572	0.5
Fannie Mae Aces, 1.4513%, February 25, 2018	1,050	1,050	0.3
Freddie Mac Structured Agency Credit Risk Debt Notes, 1.152%, February 25, 2024[1]	236	234	0.1
Greenwich Capital Commercial Funding Corp., 5.444%, March 10, 2039	350	377	0.1
GS Mortgage Securities Trust, 1.468%, August 10, 2044	169	169	0.1
Hilton USA Trust, Series 144A:[2]
2.662%, November 5, 2030	480	484	0.2
3.367%, November 5, 2030	725	733	0.2
JPMorgan Chase Commercial Mortgage Securities Corp., Series 144A, 3.6727%, February 15, 2046[2]	348	361	0.1
JPMorgan Chase Commercial Mortgage Securities Trust:
4.895%, September 12, 2037	500	507	0.2
5.44%, May 15, 2045	650	693	0.2
5.703%, February 12, 2049[1]	650	708	0.2
5.85%, February 15, 2051[1]	347	382	0.1
LB-UBS Commercial Mortgage Trust:
5.387%, February 15, 2040	624	676	0.2
5.493%, February 15, 2040[1]	680	722	0.2
5.858%, July 15, 2044[1]	313	345	0.1
6.163%, September 15, 2045[1]	500	562	0.2
Merrill Lynch Mortgage Trust, 5.8351%, June 12, 2050[1]	730	802	0.3
ML-CFC Commercial Mortgage Trust, 5.8821%, August 12, 2049[1]	550	604	0.2
Morgan Stanley Capital I Trust:
5.207%, November 14, 2042[1]	325	333	0.1
5.319%, December 15, 2043	446	479	0.2
Wachovia Bank Commercial Mortgage Trust:
5.118%, July 15, 2042[1]	970	986	0.3
5.342%, December 15, 2043	1,650	1,781	0.6
5.466%, January 15, 2045[1]	510	535	0.2
5.591%, April 15, 2047[1]	510	549	0.2
5.716%, June 15, 2049[1]	725	787	0.3
		19,752	6.3

Total mortgage-backed obligations		42,320	13.6

Corporate bonds & notes - 22.2%

Banks - 3.5%
Bank of America Corp.:
2.60%, January 15, 2019	715	722	0.2
3.30%, January 11, 2023	165	164	0.1
4.00%, April 1, 2024	780	807	0.3
Barclays Bank PLC, 2.50%, February 20, 2019	1,100	1,110	0.4
BB&T Corp., 2.05%, June 19, 2018	670	675	0.2
BNP Paribas SA, 0.7146%, March 17, 2017[1]	520	521	0.2
Citigroup, Inc., 4.587%, December 15, 2015	18	19	—

See Notes to Financial Statements

63

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

Bonds, notes & other debt investments - continued	Principal amount (000)	Market value (000)	Percent of net assets
Corporate bonds & notes - continued
Banks - continued
JP Morgan Chase & Co.:
3.40%, June 24, 2015	$120	$122	—%
2.20%, October 22, 2019	1,105	1,093	0.3
3.20%, January 25, 2023	125	124	—
3.625%, May 13, 2024	620	628	0.2
Morgan Stanley:
2.125%, April 25, 2018	300	301	0.1
3.70%, October 23, 2024	440	441	0.1
Regions Financial Corp., 2.00%, May 15, 2018	500	496	0.2
The Bank of New York Mellon Corp., 2.10%, January 15, 2019	500	500	0.2
The Goldman Sachs Group, Inc.:
2.55%, October 23, 2019	510	507	0.2
3.625%, January 22, 2023	350	351	0.1
3.85%, July 8, 2024	690	698	0.2
The Royal Bank of Scotland PLC, 4.375%, March 16, 2016	700	731	0.2
UBS AG/Stamford CT, 3.875%, January 15, 2015	275	277	0.1
Wells Fargo & Co., 3.30%, September 9, 2024	700	699	0.2
		10,986	3.5

Electric - 2.8%
Appalachian Power Co., Series S, 3.40%, May 24, 2015	250	254	0.1
CMS Energy Corp., 3.875%, March 1, 2024	400	414	0.1
Duke Energy Corp.:
3.95%, October 15, 2023	165	174	0.1
3.75%, April 15, 2024	750	780	0.2
Entergy Louisiana LLC, 1.875%, December 15, 2014	350	350	0.1
Midamerican Energy Holdings Co., 5.75%, April 1, 2018	300	340	0.1
Northern States Power Co., 2.60%, May 15, 2023	500	489	0.2
Pacific Gas & Electric Co., 2.45%, August 15, 2022	300	288	0.1
PacifiCorp, 5.65%, July 15, 2018	755	862	0.3
Progress Energy, Inc., 7.05%, March 15, 2019	930	1,112	0.4
PSEG Power LLC, 2.75%, September 15, 2016	250	258	0.1
Public Service Co. of Colorado, 3.20%, November 15, 2020	300	315	0.1
Southern California Edison Co., 1.125%, May 1, 2017	430	430	0.1
Tampa Electric Co., 2.60%, September 15, 2022	350	343	0.1
Virginia Electric and Power Co.:
5.40%, April 30, 2018	621	699	0.2
2.95%, January 15, 2022	300	306	0.1
3.45%, February 15, 2024	1,075	1,106	0.4
		8,520	2.8

Pipelines - 1.6%
Enbridge, Inc.:
5.60%, April 1, 2017	790	867	0.3
4.00%, October 1, 2023	505	524	0.2
Enterprise Products Operating LLC:
3.90%, February 15, 2024	780	804	0.2
3.75%, February 15, 2025	345	347	0.1
Kinder Morgan Energy Partners LP:
3.95%, September 1, 2022	310	310	0.1

See Notes to Financial Statements

64

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

Bonds, notes & other debt investments - continued	Principal amount (000)	Market value (000)	Percent of net assets
Corporate bonds & notes - continued
Pipelines - continued
4.25%, September 1, 2024	$430	$429	0.1%
Spectra Energy Partners LP, 2.95%, September 25, 2018	500	517	0.2
TransCanada PipeLines Ltd., 3.40%, June 1, 2015	190	193	0.1
Williams Partners LP:
3.80%, February 15, 2015	300	302	0.1
4.50%, November 15, 2023	495	521	0.2
		4,814	1.6

Oil & gas - 1.5%
Anadarko Petroleum Corp., 6.375%, September 15, 2017	250	282	0.1
Canadian Natural Resources Ltd., 1.45%, November 14, 2014	300	300	0.1
Chevron Corp.:
0.889%, June 24, 2016	500	503	0.1
1.718%, June 24, 2018	430	434	0.1
Devon Energy Corp.:
2.25%, December 15, 2018	225	226	0.1
3.25%, May 15, 2022	200	199	0.1
Exxon Mobil Corp., 0.3841%, March 15, 2019[1]	1,115	1,118	0.3
Husky Energy, Inc., 7.25%, December 15, 2019	250	303	0.1
Phillips 66, 4.30%, April 1, 2022	290	311	0.1
Statoil ASA, 2.45%, January 17, 2023	540	519	0.2
Total Capital International SA, 2.875%, February 17, 2022	230	230	0.1
Woodside Finance Ltd., Series 144A, 4.60%, May 10, 2021[2]	185	201	0.1
		4,626	1.5

Insurance - 1.4%
ACE INA Holdings, Inc., 3.35%, May 15, 2024	760	769	0.2
American International Group, Inc.:
2.30%, July 16, 2019	495	498	0.2
4.125%, February 15, 2024	360	380	0.1
Berkshire Hathaway, 2.00%, August 15, 2018	750	756	0.2
Prudential Financial, Inc.:
1.014%, August 15, 2018[1]	570	576	0.2
2.30%, August 15, 2018	350	354	0.1
QBE Insurance Group Ltd., Series 144A, 2.40%, May 1, 2018[2]	1,125	1,126	0.4
		4,459	1.4

Diversified financial services - 1.2%
American Express Co., 0.8249%, May 22, 2018[1]	500	503	0.1
Ford Motor Credit Co. LLC, 4.375%, August 6, 2023	500	531	0.2
General Electric Capital Corp.:
2.45%, March 15, 2017	565	582	0.2
2.30%, April 27, 2017	250	257	0.1
3.10%, January 9, 2023	200	201	0.1
Intercontinental Exchange, Inc., 4.00%, October 15, 2023	970	1,018	0.3
National Rural Utilities Cooperative Finance Corp., 1.00%, February 2, 2015	733	734	0.2
		3,826	1.2

See Notes to Financial Statements

65

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

Bonds, notes & other debt investments - continued	Principal amount (000)	Market value (000)	Percent of net assets
Corporate bonds & notes - continued
Telecommunications - 1.2%
AT&T, Inc.:
0.90%, February 12, 2016	$200	$200	0.1%
2.40%, August 15, 2016	200	205	0.1
Deutsche Telekom International Finance BV, Series 144A, 2.25%, March 6, 2017[2]	500	511	0.2
Verizon Communications, Inc.:
5.15%, September 15, 2023	940	1,053	0.3
3.50%, November 1, 2024	1,150	1,134	0.4
4.40%, November 1, 2034	500	490	0.1
		3,593	1.2

Pharmaceuticals - 1.1%
Abbvie, Inc., 2.90%, November 6, 2022	175	171	0.1
Eli Lilly & Co., 1.95%, March 15, 2019	660	663	0.2
GlaxoSmithKline Capital PLC, 0.75%, May 8, 2015	440	441	0.1
Mckesson Corp.:
0.95%, December 4, 2015	45	45	—
3.25%, March 1, 2016	310	319	0.1
Merck & Co., Inc.:
1.10%, January 31, 2018	250	248	0.1
2.80%, May 18, 2023	250	247	0.1
Novartis Capital Corp., 3.40%, May 6, 2024	515	530	0.2
Novartis Securities Investment Ltd., 5.125%, February 10, 2019	300	339	0.1
Pfizer, Inc., 0.5341%, June 15, 2018[1]	500	502	0.1
		3,505	1.1

Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc., 4.125%, January 15, 2015	300	302	0.1
Pernod-Ricard SA, Series 144A, 2.95%, January 15, 2017[2]	800	825	0.3
SABMiller Holdings, Inc., Series 144A, 2.45%, January 15, 2017[2]	745	762	0.2
The Coca-Cola Co.:
1.50%, November 15, 2015	350	354	0.1
3.20%, November 1, 2023	850	863	0.3
		3,106	1.0

Healthcare-services - 0.9%
Aetna, Inc., 1.50%, November 15, 2017	350	350	0.1
Roche Holdings, Inc., Series 144A, 2.875%, September 29, 2021[2]	1,250	1,264	0.4
UnitedHealth Group, Inc.:
1.40%, October 15, 2017	250	251	0.1
2.75%, February 15, 2023	285	278	0.1
WellPoint, Inc.:
2.30%, July 15, 2018	285	288	0.1
4.35%, August 15, 2020	300	327	0.1
		2,758	0.9

Media - 0.9%
21st Century Fox America, Inc., 4.50%, February 15, 2021	350	383	0.1
CBS Corp., 1.95%, July 1, 2017	200	203	0.1
Comcast Corp.:

See Notes to Financial Statements

66

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

Bonds, notes & other debt investments - continued	Principal amount (000)	Market value (000)	Percent of net assets
Corporate bonds & notes - continued
Media - continued
5.85%, November 15, 2015	$300	$316	0.1%
5.70%, May 15, 2018	300	341	0.1
NBCUniversal Media LLC, 5.15%, April 30, 2020	350	399	0.2
The Walt Disney Co., 5.50%, March 15, 2019	300	344	0.1
Time Warner, Inc., 5.875%, November 15, 2016	300	328	0.1
Viacom, Inc., 2.50%, September 1, 2018	350	356	0.1
		2,670	0.9

REITS - 0.8%
Corporate Office Properties LP, 5.25%, February 15, 2024	225	242	0.1
DCT Industrial Operating Partnership LP, 4.50%, October 15, 2023	500	515	0.2
ERP Operating LP, 4.625%, December 15, 2021	350	384	0.1
Kimco Realty Corp., 5.584%, November 23, 2015	325	341	0.1
Prologis LP, 2.75%, February 15, 2019	360	366	0.1
Simon Property Group LP, 4.20%, February 1, 2015	300	300	0.1
UDR, Inc., 3.70%, October 1, 2020	400	415	0.1
		2,563	0.8

Retail - 0.5%
CVS Health Corp., 4.00%, December 5, 2023	200	210	0.1
Starbucks Corp., 2.00%, December 5, 2018	190	191	0.1
Target Corp., 6.00%, January 15, 2018	350	398	0.1
The Home Depot, Inc., 4.40%, April 1, 2021	350	391	0.1
Wal-Mart Stores, Inc., 5.80%, February 15, 2018	300	341	0.1
		1,531	0.5

Real Estate - 0.4%
American Campus Communities Operating Partnership LP:
3.75%, April 15, 2023	300	298	0.1
4.125%, July 1, 2024	400	406	0.1
Scentre Group Trust 1 / Scentre Group Trust 2, Series 144A, 2.375%, November 5, 2019[2]	100	100	—
WEA Finance LLC, Series 144A, 2.70%, September 17, 2019[2]	475	479	0.2
		1,283	0.4

Biotechnology - 0.4%
Amgen, Inc., 1.875%, November 15, 2014	250	250	0.1
Celgene Corp., 3.625%, May 15, 2024	155	157	0.1
Gilead Sciences, Inc.:
2.40%, December 1, 2014	100	100	—
3.05%, December 1, 2016	80	83	—
4.40%, December 1, 2021	550	603	0.2
		1,193	0.4

Agriculture - 0.3%
Altria Group, Inc.:
2.85%, August 9, 2022	250	243	0.1
2.95%, May 2, 2023	200	193	0.1

See Notes to Financial Statements

67

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

Bonds, notes & other debt investments - continued	Principal amount (000)	Market value (000)	Percent of net assets
Corporate bonds & notes - continued
Agriculture - continued
4.00%, January 31, 2024	$580	$601	0.1%
		1,037	0.3

Cosmetics/Personal Care - 0.3%
The Procter & Gamble Co., 1.80%, November 15, 2015	790	802	0.3
		802	0.3

Iron/Steel - 0.3%
Glencore Funding LLC, Series 144A, 1.5906%, January 15, 2019[1,2]	750	762	0.3
		762	0.3

Software - 0.2%
Oracle Corp.:
1.20%, October 15, 2017	250	249	0.1
2.375%, January 15, 2019	500	509	0.1
		758	0.2

Chemicals - 0.2%
Ecolab, Inc., 3.00%, December 8, 2016	180	187	—
Ei Du Pont De Nemours & Co., 2.80%, February 15, 2023	350	343	0.1
The Dow Chemical Co., 4.125%, November 15, 2021	207	219	0.1
		749	0.2

Environmental Control - 0.2%
Republic Services, Inc., 5.00%, March 1, 2020	350	390	0.1
Waste Management, Inc., 4.60%, March 1, 2021	300	332	0.1
		722	0.2

Aerospace/Defense - 0.2%
Airbus Finance BV, Series 144A, 2.70%, April 17, 2023[2]	300	294	0.1
The Boeing Co., 0.95%, May 15, 2018	350	342	0.1
		636	0.2

Auto Manufacturers - 0.2%
Daimler Finance North America LLC, Series 144A, 1.0924%, August 1, 2018[1,2]	350	356	0.1
Toyota Motor Credit Corp., 1.75%, May 22, 2017	250	254	0.1
		610	0.2

Mining - 0.2%
BHP Billiton Finance USA Ltd., 1.125%, November 21, 2014	300	300	0.1
Teck Resources Ltd., 3.15%, January 15, 2017	260	268	0.1
		568	0.2

Transportation - 0.2%
Burlington Northern Santa Fe LLC, 3.00%, March 15, 2023	150	148	0.1
Canadian National Railway Co.:
5.55%, May 15, 2018	50	56	—

See Notes to Financial Statements

68

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

Bonds, notes & other debt investments - continued	Principal amount (000)	Market value (000)	Percent of net assets
Corporate bonds & notes - continued
Transportation - continued
2.85%, December 15, 2021	$200	$204	0.1%
CSX Corp., 3.40%, August 1, 2024	145	146	—
		554	0.2

Miscellaneous manufacturing - 0.2%
Danaher Corp., 2.30%, June 23, 2016	200	205	0.1
General Electric Co., 2.70%, October 9, 2022	300	297	0.1
		502	0.2

Computers - 0.1%
International Business Machines Corp., 5.70%, September 14, 2017	350	394	0.1
		394	0.1

Commercial Services - 0.1%
Catholic Health Initiatives, 1.60%, November 1, 2017	350	350	0.1
		350	0.1

Food - 0.1%
ConAgra Foods, Inc., 1.90%, January 25, 2018	350	349	0.1
		349	0.1

Healthcare-products - 0.1%
Medtronic, Inc., 3.625%, March 15, 2024	300	304	0.1
		304	0.1

Office/Business Equip - 0.1%
Xerox Corp., 2.95%, March 15, 2017	250	259	0.1
		259	0.1

Total corporate bonds & notes		68,789	22.2

Municipals - 2.7%
City Detroit, G.O. Public Imps. Prop. Tax Bonds, Series A (AGM Insured), 5.00%, April 1, 2016	50	50	—
City Detroit, G.O. Public Imps. Prop. Tax Bonds, Series A (Assured GTY Insured), 5.00%, April 1, 2022	50	52	—
City Detroit, G.O. Public Imps. Prop. Tax Bonds, Series A-1 (NATL-RE Insured), 5.375%, April 1, 2018	700	700	0.2
County of Harris, Highway Tolls Rev. Ref. Bonds, 1.061%, August 15, 2016	1,000	1,006	0.3
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, July 1, 2020	3,000	3,034	1.0
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B:
1.087%, December 15, 2016	2,350	2,363	0.8
1.758%, December 15, 2018	350	344	0.1
State of Illinois, G.O. School Imps. Misc. Rev. Bonds, 4.422%, April 1, 2015	300	304	0.1
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, August 15, 2015	500	509	0.2

Total municipals		8,362	2.7

See Notes to Financial Statements

69

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

Bonds, notes & other debt investments - continued	Principal amount (000)	Market value (000)	Percent of net assets
Government & government agency bonds & notes outside the U.S. - 0.5%
Sovereign - 0.5%
Province of Manitoba Canada, 3.05%, May 14, 2024	$200	$205	0.1%
Province of Ontario Canada, 3.20%, May 16, 2024	500	515	0.1
Ukraine Government AID Bonds, 1.844%, May 16, 2019	875	880	0.3
		1,600	0.5

Total government & government agency bonds & notes outside the U.S.		1,600	0.5

Asset-backed obligations - 3.4%
AEP Texas Central Transition Fndg II. LLC, 5.09%, July 1, 2017	24	24	—
AmeriCredit Automobile Receivables Trust:
0.57%, July 10, 2017	622	622	0.2
1.15%, June 10, 2019	355	355	0.1
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[2]
1.92%, September 20, 2019	1,000	1,000	0.3
2.97%, February 20, 2020	1,340	1,371	0.4
2.50%, February 20, 2021	770	770	0.2
CarMax Auto Owner Trust, 1.16%, June 17, 2019	500	501	0.2
Chesapeake Funding LLC, Series 144A, 0.573%, March 7, 2026[1,2]	200	200	0.1
Discover Card Execution Note Trust, 2.12%, December 15, 2021	655	659	0.2
Enterprise Fleet Financing LLC, Series 144A, 1.05%, March 20, 2020[2]	800	801	0.3
Ford Credit Auto Lease Trust, 1.10%, November 15, 2017	165	166	0.1
Ford Credit Auto Owner Trust, Series 144A, 2.26%, November 15, 2025[2]	705	710	0.2
Hertz Fleet Lease Funding LP, Series 144A:[1,2]
0.552%, April 10, 2028	575	575	0.2
0.902%, April 10, 2028	300	300	0.1
Hertz Vehicle Financing LLC, Series 144A, 1.12%, August 25, 2017[2]	1,600	1,602	0.5
Santander Drive Auto Receivables Trust, 0.87%, January 16, 2018	310	311	0.1
Trade MAPS 1 Ltd., Series 144A:[1,2]
0.852%, December 10, 2018	430	430	0.1
1.402%, December 10, 2018	250	250	0.1

Total asset-backed obligations		10,647	3.4

Total bonds, notes & other debt investments (cost: $292,463,000)		295,978	95.4

Short-term securities - 6.5%
Abbot Laboratories, 0.10%, December 22, 2014[3]	3,500	3,500	1.1
General Electric Co., 0.06%, November 3, 2014[3]	5,700	5,700	1.8
Private Export Funding Corp., 0.14%, January 20, 2015[3]	3,000	2,999	1.0
Fannie Mae, 0.05%, January 20, 2015[3]	3,000	3,000	1.0
Federal Home Loan Bank, 0.04%, December 17, 2014[3]	5,000	5,000	1.6

Total short-term securities (cost: $20,198,000)		20,199	6.5
Total investment securities (cost: $312,661,000)		316,177	101.9
Other assets less liabilities		(5,932)	(1.9)

Net assets		$310,245	100.0%

See Notes to Financial Statements

70

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

[1]	Indicates a variable rate security. The interest rate shown reflects the rate in effect at October 31, 2014.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate market value of these securities amounted to $18,614,446, representing 6.00% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

AGM = Assured Guaranty Municipal Corporation

Co. = Company

Corp. = Corporation

Fndg. = Funding

G.O. = General Obligation

GTY = Guaranty

Imps. = Improvements

Inc. = Incorporated

Ltd. = Limited

Misc. = Miscellaneous

Prop. = Property

Ref. = Refunding

REITS = Real Estate Investment Trusts

Rev. = Revenue

TBA = To be announced

Univ. = University

See Notes to Financial Statements

71

Capital Group Global Equity Fund

October 31, 2014

Growth of $25,000 investment

Here’s how a $25,000 investment in Capital Group Global Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2014, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses. Index returns are net of foreign withholding dividends.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – sector diversification

* Other includes short-term securities and other assets less liabilities

72

Capital Group Global Equity Fund

October 31, 2014

Investment portfolio - country diversification

Country	(percent of net assets)
United States	47.6%
Britain	8.1
Japan	8.0
France	5.0
Switzerland	4.6
Germany	3.8
Hong Kong	2.5
Singapore	2.1
Denmark	1.6
Ireland	1.5
Canada	1.3
Netherlands	1.2
Finland	1.1
Australia	0.9
Sweden	0.9
India	0.8
Luxembourg	0.7
Spain	0.6
South Korea	0.5
China	0.2
Macau	0.2
Bermuda	0.1
Short-term securities & other assets less liabilities	6.7
73

Capital Group Global Equity Fund

Schedule of investments
October 31, 2014

Common Stocks - 93.3%	Shares	Market value (000)	Percent of net assets
Industrials - 17.5%
Eaton Corp. PLC	98,400	$6,730	1.3%
Nielsen NV	152,900	6,497	1.3
SMC Corp.	21,800	6,030	1.2
The Boeing Co.	45,100	5,633	1.1
FANUC Corp.	32,600	5,549	1.1
Siemens AG	44,858	5,054	1.0
United Technologies Corp.	45,000	4,815	0.9
Iron Mountain, Inc.	119,995	4,328	0.8
Danaher Corp.	49,400	3,972	0.8
Norfolk Southern Corp.	34,600	3,828	0.8
Caterpillar, Inc.	32,900	3,336	0.7
Assa Abloy AB, Class B	62,609	3,316	0.7
Zodiac Aerospace	107,984	3,293	0.6
Towers Watson & Co., Class A	27,125	2,992	0.6
Hexcel Corp.[1]	69,300	2,903	0.6
Schneider Electric SE	36,717	2,893	0.6
IDEX Corp.	33,500	2,510	0.5
B/E Aerospace, Inc.[1]	30,200	2,248	0.4
Jardine Matheson Holdings Ltd.	36,000	2,156	0.4
China Everbright International Ltd.	1,533,080	2,131	0.4
Waste Connections, Inc.	39,600	1,976	0.4
3M Co.	8,530	1,312	0.3
AA PLC[1]	234,500	1,256	0.2
Safran SA	19,420	1,229	0.2
Meggitt PLC	168,009	1,212	0.2
DKSH Holding Ltd.	16,262	1,200	0.2
Illinois Tool Works, Inc.	3,700	337	0.1
FedEx Corp.	1,600	268	0.1
		89,004	17.5

Health Care - 16.2%
Gilead Sciences, Inc.[1]	134,255	15,036	2.9
Novo Nordisk A/S, Class B	175,091	7,921	1.6
Bristol-Myers Squibb Co.	118,450	6,893	1.3
Express Scripts Holding Co.[1]	86,800	6,668	1.3
Bayer AG	46,604	6,626	1.3
Seattle Genetics, Inc.[1]	151,600	5,559	1.1
AstraZeneca PLC	74,020	5,380	1.1
Roche Holding AG	16,603	4,895	1.0
Novartis AG	45,595	4,232	0.8
Cerner Corp.[1]	66,600	4,218	0.8
AbbVie, Inc.	53,400	3,389	0.7
UnitedHealth Group, Inc.	23,500	2,233	0.4
AmerisourceBergen Corp.	24,700	2,110	0.4
Essilor International SA	18,610	2,055	0.4
Sysmex Corp.	46,800	1,964	0.4
St. Jude Medical, Inc.	29,000	1,861	0.4
Incyte Corp.[1]	16,000	1,073	0.2
DaVita HealthCare Partners, Inc.[1]	4,800	375	0.1
		82,488	16.2

See Notes to Financial Statements

74

Capital Group Global Equity Fund

Schedule of investments
October 31, 2014

Common Stocks - continued	Shares	Market value (000)	Percent of net assets
Information Technology - 15.6%
Keyence Corp.	17,300	$8,083	1.6%
VeriSign, Inc.[1]	119,110	7,118	1.4
Avago Technologies Ltd.	59,500	5,132	1.0
ASML Holding NV	46,916	4,671	0.9
Apple, Inc.	40,265	4,349	0.8
Hamamatsu Photonics K.K.	90,700	4,054	0.8
Visa, Inc., A Shares	16,700	4,032	0.8
Google, Inc., Class A1	6,470	3,674	0.7
Google, Inc., Class C1	6,510	3,640	0.7
Jack Henry & Associates, Inc.	60,300	3,607	0.7
Automatic Data Processing, Inc.	41,600	3,402	0.7
Texas Instruments, Inc.	66,115	3,283	0.6
Microsoft Corp.	55,700	2,615	0.5
Samsung Electronics Co. Ltd. (GDR)	5,294	2,435	0.5
Murata Manufacturing Co. Ltd.	21,400	2,325	0.5
QUALCOMM, Inc.	28,800	2,261	0.4
Jabil Circuit, Inc.	97,700	2,047	0.4
Infosys Ltd. (ADR)	28,385	1,898	0.4
Broadcom Corp., Class A	44,600	1,868	0.4
Trend Micro, Inc.	56,100	1,835	0.4
Oracle Corp.	63,900	2,474	0.4
Hitachi Ltd.	204,000	1,560	0.3
Xilinx, Inc.	33,800	1,503	0.3
Accenture PLC, Class A	12,800	1,038	0.2
Gemalto NV	7,558	578	0.1
KLA-Tencor Corp.	3,400	269	0.1
		79,751	15.6

Financials - 14.6%
The Goldman Sachs Group, Inc.	41,100	7,809	1.5
AIA Group Ltd.	1,341,400	7,481	1.5
American Tower Corp.	61,000	5,947	1.2
Sampo OYJ, A Shares	121,978	5,834	1.1
CME Group, Inc.	64,700	5,422	1.1
Marsh & McLennan Cos., Inc.	74,600	4,056	0.8
BNP Paribas SA	60,616	3,809	0.7
Wells Fargo & Co.	68,080	3,614	0.7
DBS Group Holdings Ltd.	240,475	3,459	0.7
Lloyds Banking Group PLC[1]	2,738,100	3,378	0.7
JPMorgan Chase & Co.	52,300	3,163	0.6
ACE Ltd.	23,100	2,525	0.5
Deutsche Wohnen AG	107,888	2,431	0.5
HDFC Bank Ltd. (ADR)	41,500	2,176	0.4
CaixaBank SA	390,058	2,127	0.4
Aon PLC	19,600	1,686	0.3
Aberdeen Asset Management PLC	191,525	1,330	0.3
Svenska Handelsbanken AB, A Shares	25,301	1,206	0.2
Bank of China Ltd., Class H	2,445,300	1,170	0.2
HSBC Holdings PLC	98,889	1,012	0.2
Julius Baer Group Ltd.[1]	22,720	994	0.2
The PNC Financial Services Group, Inc.	8,800	760	0.2
PacWest Bancorp	14,300	610	0.1
BOC Hong Kong Holdings Ltd.	171,500	572	0.1

See Notes to Financial Statements

75

Capital Group Global Equity Fund

Schedule of investments
October 31, 2014

Common Stocks - continued	Shares	Market value (000)	Percent of net assets
Financials - continued
Standard Chartered PLC	34,318	$516	0.1%
The Progressive Corp.	15,750	416	0.1
The Charles Schwab Corp.	13,880	398	0.1
UBS AG1	21,927	378	0.1
Sun Hung Kai Properties Ltd.	13,000	194	—
		74,473	14.6

Consumer Discretionary - 11.5%
Comcast Corp., Class A	142,500	7,887	1.6
Newell Rubbermaid, Inc.	192,200	6,406	1.3
Liberty Global PLC, Class A1	95,730	4,353	0.9
Cie Financiere Richemont SA	51,622	4,343	0.9
SES SA	106,391	3,673	0.7
The Home Depot, Inc.	36,800	3,589	0.7
Royal Caribbean Cruises Ltd.	49,000	3,331	0.7
Sirius XM Holdings, Inc.[1]	937,700	3,216	0.6
Scripps Networks Interactive, Inc., Class A	39,300	3,036	0.6
Delphi Automotive PLC	39,600	2,732	0.5
Starbucks Corp.	32,600	2,463	0.5
Denso Corp.	50,400	2,247	0.4
Bayerische Motoren Werke AG	20,357	2,177	0.4
Daimler AG	27,134	2,109	0.4
ElringKlinger AG	40,758	1,244	0.2
Home Retail Group PLC	388,600	1,139	0.2
Inditex SA	33,110	930	0.2
Wynn Macau Ltd.	244,400	881	0.2
Carnival Corp.	17,800	715	0.1
Nordstrom, Inc.	9,300	675	0.1
Signet Jewelers Ltd.	5,600	672	0.1
The Walt Disney Co.	4,500	411	0.1
Liberty Global PLC, Series C1	5,100	227	0.1
		58,456	11.5

Consumer Staples - 6.1%
Unilever PLC	142,700	5,739	1.1
Pernod Ricard SA	39,029	4,442	0.9
Nestle SA	59,929	4,385	0.8
L’Oreal SA	21,572	3,382	0.7
The Procter & Gamble Co.	29,600	2,583	0.5
Imperial Tobacco Group PLC	50,814	2,204	0.4
Philip Morris International, Inc.	22,700	2,021	0.4
Ajinomoto Co., Inc.	105,000	1,966	0.4
Danone SA	27,974	1,901	0.4
Diageo PLC	64,600	1,899	0.4
Nestle SA (ADR)	7,600	557	0.1
		31,079	6.1

Energy - 4.7%
Schlumberger Ltd.	70,900	6,995	1.3
Chevron Corp.	39,500	4,738	0.9
Noble Energy, Inc.	69,100	3,982	0.8
ConocoPhillips	47,780	3,447	0.7

See Notes to Financial Statements

76

Capital Group Global Equity Fund

Schedule of investments
October 31, 2014

Common Stocks - continued	Shares	Market value (000)	Percent of net assets
Energy - continued
Cenovus Energy, Inc.	106,800	$2,643	0.5%
Enbridge, Inc.	50,900	2,409	0.5
		24,214	4.7

Materials - 4.5%
Monsanto Co.	41,400	4,763	0.9
Air Liquide SA	22,788	2,749	0.5
BHP Billiton Ltd.	85,487	2,555	0.5
Rio Tinto PLC	52,600	2,500	0.5
The Dow Chemical Co.	45,400	2,243	0.4
Amcor Ltd.	205,225	2,117	0.4
Air Products & Chemicals, Inc.	13,800	1,858	0.4
Praxair, Inc.	13,435	1,693	0.3
First Quantum Minerals Ltd.	82,993	1,252	0.3
Koninklijke DSM NV	13,040	816	0.2
Ecolab, Inc.	4,500	500	0.1
		23,046	4.5

Telecommunication Services - 2.0%
SoftBank Corp.	57,100	4,036	0.8
Verizon Communications, Inc.	47,800	2,402	0.5
Singapore Telecommunications Ltd.	763,000	2,245	0.4
Vodafone Group PLC	458,935	1,522	0.3
		10,205	2.0

Utilities - 0.6%
National Grid PLC	220,900	3,272	0.6
		3,272	0.6

Total common stocks (cost: $378,157,000)		475,988	93.3

	Principal amount (000)
Short-term securities - 6.5%
General Electric Co., 0.06%, November 3, 2014[2]	$12,800	12,800	2.5
Nordea Bank AB Public, 0.18%, January 8, 2015[2]	10,300	10,297	2.0
Federal Home Loan Bank, 0.04%, December 17, 2014[2]	5,000	5,000	1.0
Federal National Mortgage Association, 0.06%, December 10, 2014[2]	5,000	5,000	1.0

Total short-term securities (cost: $33,096,000)		33,097	6.5
Total investment securities (cost: $411,253,000)		509,085	99.8
Other assets less liabilities		1,075	0.2

Net assets		$510,160	100.0%

See Notes to Financial Statements

77

Capital Group Global Equity Fund

Schedule of investments
October 31, 2014

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

See Notes to Financial Statements

78

Capital Group Non-U.S. Equity Fund

October 31, 2014

Growth of $25,000 investment

Here’s how a $25,000 investment in Capital Group Non-U.S. Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2014, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses. Index returns are net of foreign withholding dividends.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – sector diversification

*	Other includes short-term securities and other assets less liabilities
79

Capital Group Non-U.S. Equity Fund

October 31, 2014

Investment portfolio - country diversification

Country	(percent of net assets)
Japan	20.9%
Britain	14.2
France	11.5
Switzerland	9.2
Germany	7.2
Hong Kong	4.8
Netherlands	3.1
Denmark	3.1
Sweden	2.7
Australia	2.4
Finland	2.2
Luxembourg	2.2
Spain	1.9
Singapore	1.8
Canada	1.3
South Korea	1.1
India	0.6
China	0.5
Taiwan	0.3
Macau	0.2
Short-term securities & other assets less liabilities	8.8
80

Capital Group Non-U.S. Equity Fund

Schedule of investments

October 31, 2014

Common Stocks - 91.2%	Shares	Market value (000)	Percent of net assets
Industrials - 17.0%
SMC Corp.	148,700	$41,132	2.5%
Assa Abloy AB, Class B	641,364	33,970	2.1
FANUC Corp.	194,900	33,176	2.0
Schneider Electric SE	276,242	21,767	1.3
China Everbright International Ltd.	13,868,390	19,278	1.2
Zodiac Aerospace	616,751	18,808	1.2
Safran SA	293,759	18,590	1.1
Jardine Matheson Holdings Ltd.	304,800	18,258	1.1
Siemens AG	133,934	15,090	0.9
Marubeni Corp.	1,930,000	12,165	0.7
AA PLC[1]	1,965,000	10,523	0.6
Kawasaki Heavy Industries Ltd.	2,616,000	10,014	0.6
DKSH Holding Ltd.	133,157	9,826	0.6
Meggitt PLC	1,229,309	8,871	0.5
Kubota Corp.	371,000	5,739	0.4
Mitsubishi Corp.	174,100	3,353	0.2
		280,560	17.0

Financials - 15.0%
AIA Group Ltd.	7,466,600	41,641	2.5
Sampo OYJ, A Shares	777,492	37,190	2.3
Lloyds Banking Group PLC[1]	29,611,400	36,536	2.2
BNP Paribas SA	325,092	20,426	1.2
DBS Group Holdings Ltd.	1,376,582	19,802	1.2
Deutsche Wohnen AG	792,432	17,855	1.1
CaixaBank SA	2,926,109	15,954	1.0
Svenska Handelsbanken AB, A Shares	217,876	10,389	0.6
Bank of China Ltd., Class H	18,235,000	8,723	0.5
HSBC Holdings PLC	822,196	8,411	0.5
Prudential PLC	343,200	7,920	0.5
Julius Baer Group Ltd.[1]	158,566	6,935	0.4
HDFC Bank Ltd. (ADR)	89,200	4,677	0.3
Sumitomo Mitsui Financial Group, Inc.	106,300	4,163	0.3
Standard Chartered PLC	260,518	3,916	0.2
UBS AG1	178,073	3,072	0.2
		247,610	15.0

Health Care - 14.0%
Roche Holding AG	151,640	44,713	2.7
Bayer AG	303,977	43,216	2.6
Novo Nordisk A/S, Class B	948,453	42,908	2.6
Novartis AG	358,671	33,289	2.0
AstraZeneca PLC	314,690	22,872	1.4
Sysmex Corp.	456,200	19,150	1.2
Essilor International SA	112,524	12,423	0.7
Genmab A/S1	187,096	8,155	0.5
Grifols SA, Class B	119,646	4,204	0.3
Novartis AG (ADR)	1,300	121	—
		231,051	14.0

Information Technology - 12.8%
Keyence Corp.	98,000	45,787	2.8

See Notes to Financial Statements

81

Capital Group Non-U.S. Equity Fund

Schedule of investments

October 31, 2014

Common Stocks - continued	Shares	Market value (000)	Percent of net assets
Information Technology - continued
Hamamatsu Photonics K.K.	755,900	$33,783	2.0%
ASML Holding NV	307,596	30,625	1.9
Murata Manufacturing Co. Ltd.	205,800	22,362	1.3
Trend Micro, Inc.	559,200	18,296	1.1
Samsung Electronics Co. Ltd. (GDR)	38,659	17,781	1.1
Hitachi Ltd.	1,583,000	12,107	0.7
Gemalto NV	108,851	8,322	0.5
SAP SE	116,856	7,943	0.5
Oracle Corp.	141,400	5,375	0.3
Infosys Ltd. (ADR)	72,180	4,826	0.3
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	190,500	4,195	0.3
		211,402	12.8

Consumer Discretionary - 12.0%
SES SA	1,071,447	36,991	2.2
Liberty Global PLC, Class A1	543,975	24,734	1.5
Ryohin Keikaku Co. Ltd.	167,200	22,254	1.3
Cie Financiere Richemont SA	264,137	22,223	1.3
Daimler AG	192,515	14,965	0.9
Nissan Motor Co. Ltd.	1,414,000	12,562	0.8
Home Retail Group PLC	4,207,900	12,339	0.7
Bayerische Motoren Werke AG	105,815	11,314	0.7
Inditex SA	398,335	11,189	0.7
Denso Corp.	243,500	10,859	0.7
ElringKlinger AG	298,252	9,103	0.6
LVMH Moet Hennessy Louis Vuitton SA	22,542	3,823	0.2
Wynn Macau Ltd.	864,400	3,115	0.2
Liberty Global PLC, Series C1	54,900	2,441	0.2
		197,912	12.0

Consumer Staples - 8.8%
L’Oreal SA	166,133	26,045	1.6
Pernod Ricard SA	196,570	22,374	1.4
Danone SA	328,850	22,344	1.3
Nestle SA	302,650	22,145	1.3
Diageo PLC	456,500	13,422	0.8
Ajinomoto Co., Inc.	701,000	13,124	0.8
Unilever PLC	314,600	12,652	0.8
Imperial Tobacco Group PLC	190,959	8,282	0.5
Reckitt Benckiser Group PLC	63,700	5,350	0.3
Nestle SA (ADR)	8,700	638	—
		146,376	8.8

Materials - 4.1%
Amcor Ltd.	1,441,144	14,863	0.9
Koninklijke DSM NV	209,763	13,134	0.8
Air Liquide SA	96,564	11,647	0.7
BHP Billiton Ltd.	363,335	10,858	0.7
Rio Tinto PLC	193,300	9,189	0.6
First Quantum Minerals Ltd.	490,283	7,395	0.4
		67,086	4.1

See Notes to Financial Statements

82

Capital Group Non-U.S. Equity Fund

Schedule of investments

October 31, 2014

Common Stocks - continued	Shares	Market value (000)	Percent of net assets
Telecommunication Services - 3.2%
SoftBank Corp.	273,600	$19,338	1.2%
Vodafone Group PLC	4,866,160	16,137	1.0
Singapore Telecommunications Ltd.	3,142,000	9,245	0.5
Swisscom AG	14,295	8,416	0.5
		53,136	3.2

Energy - 2.7%
Oil Search Ltd.	1,889,319	14,348	0.9
Enbridge, Inc.	301,700	14,276	0.8
Total SA	204,600	12,158	0.7
Tullow Oil PLC	586,100	4,555	0.3
		45,337	2.7

Utilities - 1.6%
National Grid PLC	1,767,790	26,187	1.6
		26,187	1.6

Total common stocks (cost: $1,401,494,000)		1,506,657	91.2

Short-term securities - 8.7%	Principal amount (000)
Abbot Laboratories, 0.10%, December 5, 2014[2]	$7,500	7,500	0.5
Chevron Corp., 0.10%, December 16, 2014[2]	11,100	11,098	0.7
Federal Home Loan Bank:[2]
0.07%, December 3, 2014	15,700	15,700	1.0
0.14%, July 31, 2015	8,600	8,595	0.5
0.04%, December 17, 2014	7,200	7,200	0.4
Federal Home Loan Mortgage Corp., 0.053%, January 26, 2011[2]	10,000	9,999	0.6
General Electric Co., 0.06%, November 3, 2014[2]	22,000	22,000	1.3
International Business Machines Corp., 0.10%, December 19, 2014[2]	10,000	9,999	0.6
John Deere Bank SA, 0.09%, December 5, 2014[2]	14,000	13,999	0.8
John Deere Credit Ltd., 0.08%, November 13, 2014[2]	7,800	7,800	0.5
Tennessee Valley Authority, 0.04%, November 25, 2014[2]	15,400	15,400	0.9
Wal-Mart Stores, Inc., 0.06%, November 12, 2014[2]	14,400	14,400	0.9

Total short-term securities (cost: $143,683,000)		143,690	8.7
Total investment securities (cost: $1,545,177,000)		1,650,347	99.9
Other assets less liabilities		1,547	0.1

Net assets		$1,651,894	100.0%

See Notes to Financial Statements

83

Capital Group Non-U.S. Equity Fund

Schedule of investments

October 31, 2014

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

See Notes to Financial Statements

84

Capital Group U.S. Equity Fund

October 31, 2014

Growth of $25,000 investment

Here’s how a $25,000 investment in Capital Group U.S. Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2014, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – sector diversification

* Other includes short-term securities and other assets less liabilities

85

Capital Group U.S. Equity Fund

Schedule of investments
October 31, 2014

Common Stocks - 93.8%	Shares	Market value (000)	Percent of net assets
Industrials - 19.2%
Eaton Corp. PLC	58,700	$4,014	2.1%
Norfolk Southern Corp.	33,000	3,651	1.9
Nielsen NV	84,000	3,569	1.8
Danaher Corp.	42,350	3,405	1.8
United Technologies Corp.	28,600	3,060	1.6
Iron Mountain, Inc.	78,639	2,837	1.5
The Boeing Co.	22,200	2,773	1.4
Waste Connections, Inc.	53,800	2,685	1.4
Caterpillar, Inc.	19,100	1,937	1.0
B/E Aerospace, Inc.[1]	25,400	1,891	1.0
Hexcel Corp.[1]	44,900	1,881	1.0
Towers Watson & Co., Class A	17,050	1,880	1.0
Siemens AG (ADR)	11,800	1,330	0.7
IDEX Corp.	16,700	1,251	0.6
Emerson Electric Co.	11,000	705	0.4
		36,869	19.2

Information Technology - 16.7%
VeriSign, Inc.[1]	68,150	4,073	2.1
Jack Henry & Associates, Inc.	54,200	3,242	1.7
Automatic Data Processing, Inc.	36,700	3,001	1.6
Texas Instruments, Inc.	58,500	2,905	1.5
Avago Technologies Ltd.	31,510	2,718	1.4
Apple, Inc.	18,865	2,037	1.1
Oracle Corp.	48,700	1,902	1.0
Microsoft Corp.	38,600	1,812	0.9
Google, Inc., Class A1	3,125	1,775	0.9
Google, Inc., Class C1	3,125	1,747	0.9
QUALCOMM, Inc.	22,100	1,735	0.9
Visa, Inc., A Shares	6,850	1,654	0.9
Jabil Circuit, Inc.	59,950	1,256	0.7
Broadcom Corp., Class A	29,600	1,240	0.6
Accenture PLC, Class A	12,825	1,040	0.5
		32,137	16.7

Health Care - 15.1%
Gilead Sciences, Inc.[1]	61,755	6,916	3.6
Bristol-Myers Squibb Co.	74,700	4,347	2.3
Express Scripts Holding Co.[1]	48,900	3,756	2.0
AbbVie, Inc.	34,125	2,166	1.1
Cerner Corp.[1]	34,100	2,160	1.1
St. Jude Medical, Inc.	32,605	2,092	1.1
AmerisourceBergen Corp.	20,900	1,785	0.9
Seattle Genetics, Inc.[1]	46,075	1,690	0.9
UnitedHealth Group, Inc.	11,600	1,102	0.6
Novo Nordisk A/S (ADR)	23,200	1,048	0.5
AstraZeneca PLC (ADR)	13,750	1,003	0.5
Pfizer, Inc.	23,500	704	0.4
Incyte Corp.[1]	3,800	255	0.1
		29,024	15.1

See Notes to Financial Statements

86

Capital Group U.S. Equity Fund

Schedule of investments

October 31, 2014

Common Stocks - continued	Shares	Market value (000)	Percent of net assets
Financials - 12.7%
Marsh & McLennan Cos., Inc.	66,400	$3,610	1.9%
The Goldman Sachs Group, Inc.	17,700	3,363	1.7
American Tower Corp.	28,700	2,798	1.5
CME Group, Inc.	31,125	2,608	1.4
JPMorgan Chase & Co.	43,000	2,601	1.3
Wells Fargo & Co.	46,650	2,477	1.3
ACE Ltd.	20,800	2,273	1.2
BB&T Corp.	47,300	1,792	0.9
The PNC Financial Services Group, Inc.	17,025	1,471	0.8
Aon PLC	16,200	1,393	0.7
		24,386	12.7

Consumer Discretionary - 12.4%
Comcast Corp., Class A	94,700	5,242	2.7
Newell Rubbermaid, Inc.	112,000	3,733	1.9
The Home Depot, Inc.	25,500	2,487	1.3
Scripps Networks Interactive, Inc., Class A	30,900	2,387	1.2
Daimler AG (ADR)	20,575	1,601	0.8
Delphi Automotive PLC	20,700	1,428	0.8
NIKE, Inc., Class B	13,800	1,283	0.7
Sirius XM Holdings, Inc.[1]	324,500	1,113	0.6
Starbucks Corp.	14,500	1,095	0.6
Carnival Corp.	22,350	897	0.5
Norwegian Cruise Line Holdings Ltd.[1]	22,800	889	0.5
Charter Communications, Inc., Class A1	5,200	824	0.4
Ross Stores, Inc.	5,570	449	0.2
Tiffany & Co.	4,150	399	0.2
		23,827	12.4

Energy - 7.8%
Schlumberger Ltd.	39,900	3,937	2.0
Chevron Corp.	24,420	2,929	1.5
ConocoPhillips	33,890	2,445	1.3
Noble Energy, Inc.	40,400	2,328	1.2
Halliburton Co.	27,700	1,527	0.8
EOG Resources, Inc.	11,100	1,055	0.6
Cenovus Energy, Inc.	33,500	830	0.4
		15,051	7.8

Materials - 4.5%
Monsanto Co.	23,800	2,738	1.4
Air Products & Chemicals, Inc.	18,725	2,521	1.3
The Dow Chemical Co.	35,100	1,734	0.9
Praxair, Inc.	10,870	1,370	0.7
The Mosaic Co.	7,300	323	0.2
		8,686	4.5

Consumer Staples - 3.9%
Unilever PLC (ADR)	49,700	1,999	1.0
Philip Morris International, Inc.	20,200	1,798	0.9
The Procter & Gamble Co.	19,500	1,702	0.9

See Notes to Financial Statements

87

Capital Group U.S. Equity Fund

Schedule of investments

October 31, 2014

Common Stocks - continued	Shares	Market value (000)	Percent of net assets
Consumer Staples - continued
Nestle SA (ADR)	21,800	$1,599	0.8%
Diageo PLC (ADR)	4,100	484	0.3
		7,582	3.9

Telecommunication Services - 1.1%
Verizon Communications, Inc.	40,600	2,040	1.1
		2,040	1.1

Utilities - 0.4%
National Grid PLC (ADR)	11,500	856	0.4
		856	0.4

Total common stocks (cost: $131,493,000)		180,458	93.8

Short-term securities - 6.1%	Principal amount (000)
3M Co., 0.07%, November 12, 2014[2]	$1,300	1,300	0.7
General Electric Co., 0.06%, November 3, 2014[2]	4,800	4,800	2.5
John Deere Bank SA, 0.09%, November 13, 2014[2]	1,900	1,900	1.0
Medtronic, Inc., 0.08%, November 4, 2014[2]	2,400	2,400	1.2
The Procter & Gamble Co., 0.12%, November 4, 2014[2]	1,300	1,300	0.7

Total short-term securities (cost: $11,700,000)		11,700	6.1
Total investment securities (cost: $143,193,000)		192,158	99.9
Other assets less liabilities		105	0.1

Net assets		$192,263	100.0%

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR - American Depositary Receipts

See Notes to Financial Statements

88

Capital Group Core Municipal Fund

Statement of assets and liabilities

at October 31, 2014

(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $318,165)		$329,969
Short-term investments, at value (cost: $11,520)		11,520
Cash		51
Receivables for:
Sales of fund’s shares	336
Interest	3,912
Reimbursement from investment adviser	5
		4,253
Total assets		345,793

Liabilities:
Payables for:
Purchases of investments	4,509
Repurchases of fund’s shares	44
Investment advisory services	101
Other accrued expenses	67
Total liabilities		4,721
Net assets at October 31, 2014:		$341,072

Net assets consist of:
Capital paid in on shares of beneficial interest		$329,390
Accumulated undistributed net investment income		1
Accumulated net realized loss		(123)
Net unrealized appreciation		11,804
Net assets at October 31, 2014		$341,072

Shares outstanding:		32,307

Net asset value per share:		$10.56

See Notes to Financial Statements

89

Capital Group Core Municipal Fund

Statement of operations

for the year ended October 31, 2014

	(dollars in thousands)

Investment income:
Income:
Interest		$7,616
Fees and expenses:
Investment advisory services	1,111
Administrative and accounting services	92
Registration fees	30
Audit and tax fees	42
Transfer agent services	19
Trustees’ compensation	13
Other	8
Total fees and expenses before reimbursements	1,315
Less reimbursements of fees and expenses	45
Total fees and expenses after reimbursements		1,270
Net investment income		6,346

Net realized loss and unrealized appreciation on investments:
Net realized loss on investments		(116)
Net unrealized appreciation on investments		3,611
Net realized loss and unrealized appreciation on investments		3,495

Net increase in net assets resulting from operations		$9,841

See Notes to Financial Statements

90

Capital Group Core Municipal Fund

Statements of changes in net assets

	(dollars in thousands)

	For the year	For the year
	ended 10/31/14	ended 10/31/13
Operations:
Net investment income	$6,346	$6,136
Net realized (loss) gain on investments	(116)	69
Net unrealized appreciation (depreciation) on investments	3,611	(6,221)
Net increase (decrease) in net assets resulting from operations	9,841	(16)

Dividends and distributions to shareholders:
Dividends from net investment income	(6,345)	(6,135)
Distributions from capital gain	—	—
Total dividends and distributions	(6,345)	(6,135)

Net capital share transactions	39,061	12,373

Total increase in net assets	42,557	6,222

Net assets:
Beginning of year	298,515	292,293
End of year (including undistributed net investment income: $1 and $–, respectively.)	$341,072	$298,515

See Notes to Financial Statements

91

Capital Group Short-Term Municipal Fund

Statement of assets and liabilities
at October 31, 2014	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $136,197)		$138,132
Short-term investments, at value (cost: $18,960)		18,960
Cash		119
Receivables for:
Interest	1,517
Reimbursement from investment adviser	8
		1,525
Total assets		158,736

Liabilities:
Payables for:
Purchases of investments	3,289
Investment advisory services	46
Other accrued expenses	58
Total liabilities		3,393
Net assets at October 31, 2014:		$155,343

Net assets consist of:
Capital paid in on shares of beneficial interest		$153,339
Accumulated undistributed net investment income		2
Accumulated net realized gain		67
Net unrealized appreciation		1,935
Net assets at October 31, 2014		$155,343

Shares outstanding:		15,251

Net asset value per share:		$10.19

See Notes to Financial Statements

92

Capital Group Short-Term Municipal Fund

Statement of operations
for the year ended October 31, 2014	(dollars in thousands)

Investment income:
Income:
Interest		$2,323
Fees and expenses:
Investment advisory services	496
Administrative and accounting services	41
Registration fees	27
Audit and tax fees	41
Transfer agent services	14
Trustees’ compensation	13
Other	5
Total fees and expenses before reimbursements	637
Less reimbursements of fees and expenses	70
Total fees and expenses after reimbursements		567
Net investment income		1,756

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		87
Net unrealized depreciation on investments		(245)
Net realized gain and unrealized depreciation on investments		(158)

Net increase in net assets resulting from operations		$1,598

See Notes to Financial Statements

93

Capital Group Short-Term Municipal Fund

Statements of changes in net assets

	(dollars in thousands)

	For the year ended 10/31/14	For the year ended 10/31/13
Operations:
Net investment income	$1,756	$1,710
Net realized gain on investments	87	212
Net unrealized depreciation on investments	(245)	(961)
Net increase in net assets resulting from operations	1,598	961

Dividends and distributions to shareholders:
Dividends from net investment income	(1,754)	(1,710)
Distributions from capital gain	(212)	(489)
Total dividends and distributions	(1,966)	(2,199)

Net capital share transactions	19,381	13,560

Total increase in net assets	19,013	12,322

Net assets:
Beginning of year	136,330	124,008
End of year (including undistributed net investment income: $2 and $–, respectively.)	$155,343	$136,330

See Notes to Financial Statements

94

Capital Group California Core Municipal Fund

Statement of assets and liabilities
at October 31, 2014	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $246,688)		$255,924
Short-term investments, at value (cost: $21,560)		21,560
Cash		32
Receivables for:
Interest	2,562
Reimbursement from investment adviser	6
		2,568
Total assets		280,084

Liabilities:
Payables for:
Repurchases of fund’s shares	23
Investment advisory services	83
Other accrued expenses	64
Total liabilities		170
Net assets at October 31, 2014:		$279,914

Net assets consist of:
Capital paid in on shares of beneficial interest		$270,835
Accumulated undistributed net investment income		3
Accumulated net realized loss		(160)
Net unrealized appreciation		9,236
Net assets at October 31, 2014		$279,914

Shares outstanding:		26,352

Net asset value per share:		$10.62

See Notes to Financial Statements

95

Capital Group California Core Municipal Fund

Statement of operations
for the year ended October 31, 2014	(dollars in thousands)

Investment income:
Income:
Interest		$5,711
Fees and expenses:
Investment advisory services	862
Administrative and accounting services	71
Registration fees	9
Audit and tax fees	42
Transfer agent services	14
Trustees’ compensation	13
Other	7
Total fees and expenses before reimbursements	1,018
Less reimbursements of fees and expenses	33
Total fees and expenses after reimbursements		985
Net investment income		4,726

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		171
Net unrealized appreciation on investments		4,891
Net realized gain and unrealized appreciation on investments		5,062

Net increase in net assets resulting from operations		$9,788

See Notes to Financial Statements

96

Capital Group California Core Municipal Fund

Statements of changes in net assets

	(dollars in thousands)

	For the year ended 10/31/14	For the year ended 10/31/13
Operations:
Net investment income	$4,726	$4,443
Net realized gain (loss) on investments	171	(331)
Net unrealized appreciation (depreciation) on investments	4,891	(4,374)
Net increase (decrease) in net assets resulting from operations	9,788	(262)

Dividends and distributions to shareholders:
Dividends from net investment income	(4,723)	(4,443)
Distributions from capital gain	—	(860)
Total dividends and distributions	(4,723)	(5,303)

Net capital share transactions	47,706	24,795

Total increase in net assets	52,771	19,230

Net assets:
Beginning of year	227,143	207,913
End of year (including undistributed net investment income: $3 and $–,respectively.)	$279,914	$227,143

See Notes to Financial Statements

97

Capital Group California Short-Term Municipal Fund

Statement of assets and liabilities
at October 31, 2014	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $114,184)		$116,036
Short-term investments, at value (cost: $21,163)		21,163
Cash		43
Receivables for:
Interest	1,159
Reimbursement from investment adviser	6
		1,165
Total assets		138,407

Liabilities:
Payables for:
Repurchases of fund’s shares	1
Investment advisory services	41
Other accrued expenses	59
Total liabilities		101
Net assets at October 31, 2014:		$138,306

Net assets consist of:
Capital paid in on shares of beneficial interest		$136,405
Accumulated undistributed net investment income		1
Accumulated net realized gain		48
Net unrealized appreciation		1,852
Net assets at October 31, 2014		$138,306

Shares outstanding:		13,419

Net asset value per share:		$10.31

See Notes to Financial Statements

98

Capital Group California Short-Term Municipal Fund

Statement of operations
for the year ended October 31, 2014	(dollars in thousands)

Investment income:
Income:
Interest		$1,615
Fees and expenses:
Investment advisory services	439
Administrative and accounting services	36
Registration fees	8
Audit and tax fees	42
Transfer agent services	14
Trustees’ compensation	13
Other	6
Total fees and expenses before reimbursements	558
Less reimbursements of fees and expenses	56
Total fees and expenses after reimbursements		502
Net investment income		1,113

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		61
Net unrealized appreciation on investments		316
Net realized gain and unrealized appreciation on investments		377

Net increase in net assets resulting from operations		$1,490

See Notes to Financial Statements

99

Capital Group California Short-Term Municipal Fund

Statements of changes in net assets

	(dollars in thousands)

	For the year ended 10/31/14	For the year ended 10/31/13
Operations:
Net investment income	$1,113	$1,022
Net realized gain on investments	61	13
Net unrealized appreciation (depreciation) on investments	316	(450)
Net increase in net assets resulting from operations	1,490	585

Dividends and distributions to shareholders:
Dividends from net investment income	(1,112)	(1,022)
Distributions from capital gain	(13)	(57)
Total dividends and distributions	(1,125)	(1,079)

Net capital share transactions	23,288	7,711

Total increase in net assets	23,653	7,217

Net assets:
Beginning of year	114,653	107,436
End of year (including undistributed net investment income: $1 and $–, respectively.)	$138,306	$114,653

See Notes to Financial Statements

100

Capital Group Core Bond Fund

Statement of assets and liabilities
at October 31, 2014	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $292,463)		$295,978
Short-term investments, at value (cost: $20,198)		20,199
Cash		19
Receivables for:
Sales of investments	6,495
Interest	1,742
Reimbursement from investment adviser	6
		8,243
Total assets		324,439

Liabilities:
Payables for:
Purchases of investments	14,033
Repurchases of fund’s shares	3
Investment advisory services	93
Other accrued expenses	65
Total liabilities		14,194
Net assets at October 31, 2014:		$310,245

Net assets consist of:
Capital paid in on shares of beneficial interest		$306,023
Accumulated undistributed net investment income		3
Accumulated net realized gain		703
Net unrealized appreciation		3,516
Net assets at October 31, 2014		$310,245

Shares outstanding:		30,276

Net asset value per share:		$10.25

See Notes to Financial Statements

101

Capital Group Core Bond Fund

Statement of operations for the year ended October 31, 2014	(dollars in thousands)

Investment income:
Income:
Interest		$5,977
Fees and expenses:
Investment advisory services	1,064
Administrative and accounting services	87
Registration fees	30
Audit and tax fees	42
Transfer agent services	14
Trustees’ compensation	13
Other	8
Total fees and expenses before reimbursements	1,258
Less reimbursements of fees and expenses	43
Total fees and expenses after reimbursements		1,215
Net investment income		4,762

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		822
Net unrealized appreciation on investments		279
Net realized gain and unrealized appreciation on investments		1,101

Net increase in net assets resulting from operations		$5,863

See Notes to Financial Statements

102

Capital Group Core Bond Fund

Statements of changes in net assets
(dollars in thousands)

	For the year	For the year
	ended 10/31/14	ended 10/31/13
Operations:
Net investment income	$4,762	$4,257
Net realized gain on investments	822	715
Net unrealized appreciation (depreciation) on investments	279	(7,040)
Net increase (decrease) in net assets resulting from operations	5,863	(2,068)

Dividends and distributions to shareholders:
Dividends from net investment income	(4,774)	(4,267)
Distributions from capital gain	(753)	(4,489)
Total dividends and distributions	(5,527)	(8,756)

Net capital share transactions	13,549	10,722

Total increase (decrease) in net assets	13,885	(102)

Net assets:
Beginning of year	296,360	296,462
End of year (including undistributed net investment income: $3 and $13, respectively.)	$310,245	$296,360

See Notes to Financial Statements

103

Capital Group Global Equity Fund

Statement of assets and liabilities
at October 31, 2014	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $378,157)			$475,988
Short-term investments, at value (cost: $33,096)			33,097
Cash			98
Foreign currency, at value (cost: $–1)			—	[1]
Receivables for:
Sales of investments	1,755
Sales of fund’s shares	381
Dividends	1,116
Reimbursement from investment adviser	1
Prepaid expenses	—	[1]
			3,253
Total assets			512,436

Liabilities:
Payables for:
Purchases of investments	1,914
Repurchases of fund’s shares	1
Unified fees	354
Other accrued expenses	7
Total liabilities			2,276
Net assets at October 31, 2014:			$510,160

Net assets consist of:
Capital paid in on shares of beneficial interest			$403,521
Accumulated undistributed net investment income			4,480
Accumulated net realized gain			4,364
Net unrealized appreciation			97,795
Net assets at October 31, 2014			$510,160

Shares outstanding:			38,456

Net asset value per share:			$13.27

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

104

Capital Group Global Equity Fund

Statement of operations
for the year ended October 31, 2014	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $429)	$9,036
Interest	20		9,056
Fees and expenses:
Unified fees	3,963
Trustees’ compensation	13
Legal fees	2
Other	—	[1]
Total fees and expenses before reimbursements	3,978
Less reimbursements of fees and expenses	15
Total fees and expenses after reimbursements			3,963
Net investment income			5,093

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and currency:
Net realized gain on investments			11,084
Net realized loss on currency			(42)
Net unrealized appreciation on investments			17,261
Net unrealized depreciation on currency translations			(43)
Net realized gain and unrealized appreciation on investments and currency			28,260

Net increase in net assets resulting from operations			$33,353

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

105

Capital Group Global Equity Fund

Statements of changes in net assets
(dollars in thousands)

	For the year	For the year
	ended 10/31/14	ended 10/31/13
Operations:
Net investment income	$5,093	$3,352
Net realized gain on investments and currency	11,042	1,934
Net unrealized appreciation on investments and currency	17,218	64,947
Net increase in net assets resulting from operations	33,353	70,233

Dividends and distributions to shareholders:
Dividends from net investment income	(3,426)	(2,750)
Distributions from capital gain	—	—
Total dividends and distributions	(3,426)	(2,750)

Net capital share transactions	67,793	140,045

Total increase in net assets	97,720	207,528

Net assets:
Beginning of year	412,440	204,912
End of year (including undistributed net investment income: $4,480 and $2,914, respectively.)	$510,160	$412,440

See Notes to Financial Statements

106

Capital Group Non-U.S. Equity Fund

Statement of assets and liabilities
at October 31, 2014	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $1,401,494)			$1,506,657
Short-term investments, at value (cost: $143,683)			143,690
Cash			6
Foreign currency, at value (cost: $–1)			—	[1]
Receivables for:
Sales of investments	12,261
Sales of fund’s shares	855
Interest and dividends	3,564
Reimbursement from investment adviser	1
Prepaid expenses	—	[1]
			16,681
Total assets			1,667,034

Liabilities:
Payables for:
Purchases of investments	12,881
Repurchases of fund’s shares	1,092
Unified fees	1,160
Other accrued expenses	7
Total liabilities			15,140
Net assets at October 31, 2014:			$1,651,894

Net assets consist of:
Capital paid in on shares of beneficial interest			$1,556,235
Accumulated undistributed net investment income			19,062
Accumulated net realized loss			(28,315)
Net unrealized appreciation			104,912
Net assets at October 31, 2014			$1,651,894

Shares outstanding:			142,860

Net asset value per share:			$11.56

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

107

Capital Group Non-U.S. Equity Fund

Statement of operations
for the year ended October 31, 2014	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,030)	$31,974
Interest	78		32,052
Fees and expenses:
Unified fees	12,390
Trustees’ compensation	13
Legal fees	2
Other	—	[1]
Total fees and expenses before reimbursements	12,405
Less reimbursements of fees and expenses	15
Total fees and expenses after reimbursements			12,390
Net investment income			19,662

Net realized loss and unrealized depreciation on investments and currency:
Net realized loss on investments			(18,277)
Net realized loss on currency			(211)
Net unrealized depreciation on investments			(13,622)
Net unrealized depreciation on currency translations			(306)
Net realized loss and unrealized depreciation on investments and currency			(32,416)

Net decrease in net assets resulting from operations			$(12,754)

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

108

Capital Group Non-U.S. Equity Fund

Statements of changes in net assets
(dollars in thousands)

	For the year	For the year
	ended 10/31/14	ended 10/31/13
Operations:
Net investment income	$19,662	$8,334
Net realized loss on investments and currency	(18,488)	(5,356)
Net unrealized (depreciation) appreciation on investments and currency	(13,928)	109,929
Net (decrease) increase in net assets resulting from operations	(12,754)	112,907

Dividends and distributions to shareholders:
Dividends from net investment income	(8,308)	(1,697)
Distributions from capital gain	—	—
Total dividends and distributions	(8,308)	(1,697)

Net capital share transactions	684,060	621,501

Total increase in net assets	662,998	732,711

Net assets:
Beginning of year	988,896	256,185
End of year (including undistributed net investment income: $19,062 and $7,919, respectively.)	$1,651,894	$988,896

See Notes to Financial Statements

109

Capital Group U.S. Equity Fund

Statement of assets and liabilities
at October 31, 2014	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $131,493)		$180,458
Short-term investments, at value (cost: $11,700)		11,700
Cash		94
Receivables for:
Dividends	505
Reimbursement from investment adviser	1
		506
Total assets		192,758

Liabilities:
Payables for:
Purchases of investments	387
Repurchases of fund’s shares	1
Unified fees	101
Other accrued expenses	6
Total liabilities		495
Net assets at October 31, 2014:		$192,263

Net assets consist of:
Capital paid in on shares of beneficial interest		$136,604
Accumulated undistributed net investment income		160
Accumulated net realized gain		6,534
Net unrealized appreciation		48,965
Net assets at October 31, 2014		$192,263

Shares outstanding:		9,561

Net asset value per share:		$20.11

See Notes to Financial Statements

110

Capital Group U.S. Equity Fund

Statement of operations
for the year ended October 31, 2014	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $38)	$3,501
Interest	6		3,507
Fees and expenses:
Unified fees	1,169
Trustees’ compensation	13
Legal fees	2
Other	—	[1]
Total fees and expenses before reimbursements	1,184
Less reimbursements of fees and expenses	15
Total fees and expenses after reimbursements			1,169
Net investment income			2,338

Net realized gain (loss) and unrealized appreciation on investments and currency:
Net realized gain on investments			7,218
Net realized loss on currency			(—)[1]
Net unrealized appreciation on investments			11,985
Net realized gain and unrealized appreciation on investments and currency			19,203

Net increase in net assets resulting from operations			$21,541

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

111

Capital Group U.S. Equity Fund

Statements of changes in net assets
(dollars in thousands)

	For the year	For the year
	ended 10/31/14	ended 10/31/13
Operations:
Net investment income	$2,338	$1,662
Net realized gain on investments and currency	7,218	2,597
Net unrealized appreciation on investments	11,985	27,110
Net increase in net assets resulting from operations	21,541	31,369

Dividends and distributions to shareholders:
Dividends from net investment income	(2,244)	(1,770)
Distributions from capital gain	(2,564)	(54)
Total dividends and distributions	(4,808)	(1,824)

Net capital share transactions	8,601	34,608

Total increase in net assets	25,334	64,153

Net assets:
Beginning of year	166,929	102,776
End of year (including undistributed net investment income: $160 and $137, respectively.)	$192,263	$166,929

See Notes to Financial Statements

112

Capital Group Private Client Services Funds

Notes to financial statements

1. Organization

Capital Group Private Client Services Funds (formerly, Capital Private Client Services Funds) (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) and three equity funds (Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund) (each a “Fund,” collectively the “Funds”).

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital. Capital Group Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax. Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital. Capital Group California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes. Capital Group Core Bond Fund seeks to provide current income and to preserve capital. Capital Group Global Equity Fund and Capital Group Non-U.S. Equity Fund seek to preserve capital while providing growth and Capital Group U.S. Equity Fund also seeks to preserve capital while providing growth and secondarily seeks to provide income.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements have been prepared to comply with U.S generally accepted accounting principles (“U.S. GAAP”). These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividend and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Guardian Trust Company (“CGTC”), the Funds’ investment adviser, values the Funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each Fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

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Methods and inputs – The Funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the Funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the Funds’ investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the Funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the Funds’ board of trustees as further described. The Funds’ investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The Funds’ investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that

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trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the Fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The Funds’ board of trustees has delegated authority to the Funds’ investment adviser to make fair value determinations, subject to board oversight. The Funds’ investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the Funds’ investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The Funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The Funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews including an annual control self-evaluation program facilitated by the Funds’ investment adviser’s compliance group.

Classifications – The Funds’ investment adviser classifies the Funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the Funds’ investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of October 31, 2014 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group Core Municipal Fund
Bonds & notes
Municipals	$—	$329,514	$—	$329,514
Corporate bonds & notes	—	455	—	455
Short-term investments	—	11,520	—	11,520
Total	$—	$341,489	$—	$341,489
Capital Group Short-Term
Municipal Fund
Bonds & notes	$—	$138,132	$—	$138,132
Short-term investments	—	18,960	—	18,960
Total	$—	$157,092	$—	$157,092
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Investment securities	Level 1	Level 2	Level 3	Total
Capital Group California Core Municipal Fund
Bonds & notes	$—	$255,924	$—	$255,924
Short-term investments	—	21,560	—	21,560
Total	$—	$277,484	$—	$277,484

Capital Group California Short-Term Municipal Fund
Bonds & notes	$—	$116,036	$—	$116,036
Short-term investments	—	21,163	—	21,163
Total	$—	$137,199	$—	$137,199

Capital Group Core Bond Fund
Bonds, notes & other debt investments:
U.S. government & government agency bonds & notes	$—	$164,260	$—	$164,260
Mortgage-backed obligations	—	42,320	—	42,320
Corporate bonds & notes	—	68,789	—	68,789
Municipals	—	8,362	—	8,362
Government agency bonds & notes outside the U.S.	—	1,600	—	1,600
Asset-backed obligations	—	10,647	—	10,647
Short-term investments	—	20,199	—	20,199
Total	$—	$316,177	$—	$316,177

Capital Group Global Equity Fund
Common Stocks[1]	$475,988	$—	$—	$475,988
Short-term investments	—	33,097	—	33,097
Total	$475,988	$33,097	$—	$509,085

Capital Group Non-U.S. Equity Fund
Common Stocks[1]	$1,506,657	$—	$—	$1,506,657
Short-term investments	—	143,690	—	143,690
Total	$1,506,657	$143,690	$—	$1,650,347

Capital Group U.S. Equity Fund
Common Stocks[1]	$180,458	$—	$—	$180,458
Short-term investments	—	11,700	—	11,700
Total	$180,458	$11,700	$—	$192,158

[1]	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
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4. Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by a Fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks – The prices of, and the income generated by, securities held by a Fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by a Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a Fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a Fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The Funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks – Income provided by a Fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the Fund invests.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a Fund could cause the values of these securities to decline.

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds – Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make a Fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in a Fund’s share price may increase.

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Investing in municipal bonds of issuers within the state of California – Because Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund invest primarily in securities of issuers within the state of California, these Funds are more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a Fund having to reinvest the proceeds in lower yielding securities, effectively reducing the Fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a Fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing outside the United States – Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by a Fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management – The investment adviser to the Funds actively manages the Funds’ investments. Consequently, the Funds are subject to the risk that the methods and analyses employed by the Funds’ investment adviser in this process may not produce the desired results. This could cause the Funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls – Capital Group Core Bond Fund has entered into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the Fund’s portfolio turnover rate.

6. Taxation and distributions

Federal income taxation – The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required. Generally, income earned by Capital Group Core Municipal Fund, Capital

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Notes to financial statements (continued)

Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the year ended October 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties.

Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund are not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the Funds commenced operations.

Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund are not subject to examination by U.S. federal and state tax authorities for tax years before 2011, the year the Funds commenced operations.

Non-U.S. Taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses; cost of investments sold; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

As indicated in the table below, some of the Funds had capital loss carryforwards available at October 31, 2014. These will be used to offset any capital gains realized by the Funds in future years through expiration date. Funds with capital loss carryforwards will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

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The components of distributable earnings on a tax basis are reported as of the Funds’ most recent year-end. As of October 31, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short- Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short- Term Municipal Fund	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group Non-U.S. Equity Fund	Capital Group U.S. Equity Fund
As of October 31, 2014:

Undistributed tax-exempt income	$1	$2	$3	$1	$—	$—	$—	$—
Undistributed ordinary income	—	—	—	—	374	4,446	18,935	160
Undistributed long-term capital gain	—	67	—	48	379	5,574	—	6,835
Capital loss carryforward
No expiration	(116)		(160)				(26,839)
Expiring 2019	(7)	—	—	—	—	—	—	—
	$(123)	$—	$(160)	$—	$—	$—	$(26,839)	$—
Capital loss carryforwards utilized	$—	$—	$171	$—	$—	$5,308	$—	$—

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As of October 31, 2014, the tax-basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short- Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short- Term Municipal Fund	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group Non-U.S. Equity Fund	Capital Group U.S. Equity Fund
Reclassification (from) to distributions in excess of/undistributed net investment income (to) from accumulated net realized loss/undistributed net realized gain	$—	$—	$—	$—	$2	$(101)	$(211)	$(71)
Reclassification to (from) distributions in excess of/undistributed net investment income (to) from capital paid in on shares of beneficial interest	—	—	—	—	—	—	—	—
Reclassification (from) to accumulated net realized loss (to) from capital paid in on shares of beneficial interest	—	(20)	—	(13)	(54)	(420)	—	(407)
Gross unrealized appreciation on investment securities	11,989	1,962	9,570	1,856	4,538	100,845	140,870	49,143
Gross unrealized depreciation on investment securities	(185)	(27)	(334)	(4)	(1,067)	(4,224)	(37,176)	(479)
Net unrealized appreciation on investment securities	$11,804	$1,935	$9,236	$1,852	$3,471	$96,621	$103,694	$48,664
Cost of investments securities	$329,685	$155,157	$268,248	$135,347	$312,706	$412,464	$1,546,653	$143,494

The tax character of distributions paid during the Funds’ year ended October 31, 2014, and the Funds’ year ended October 31, 2013, the most recently completed tax year, were as follows (dollars in thousands):

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	Year ended October 31, 2014			Year ended October 31, 2013
	Tax-Exempt	Ordinary Income	Long-Term Capital Gains	Tax-Exempt	Ordinary Income	Long-Term Capital Gains
Capital Group Core Municipal Fund	$6,338	$7	$—	$6,131	$4	$—
Capital Group Short-Term Municipal Fund	1,754	–1	212	1,710	3	486
Capital Group California Core Municipal Fund	4,712	11	—	4,435	28	840
Capital Group California Short- Term Municipal Fund	1,112	–1	13	1,022	—	57
Capital Group Core Bond Fund	—	4,774	753	—	6,663	2,093
Capital Group Global Equity Fund	—	3,426	—	—	2,750	—
Capital Group Non-U.S. Equity Fund	—	8,308	—	—	1,697	—
Capital Group U.S. Equity Fund	—	2,244	2,564	—	1,770	54

[1]	Amount rounds to less than $1,000.

7. Fees and transactions with related parties

CGTC serves as investment adviser to the Funds and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through March 31, 2015, to limit the Funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

Fund	Expense Limitation
Capital Group Core Municipal Fund	0.40%
Capital Group Short-Term Municipal Fund	0.40%
Capital Group California Core Municipal Fund	0.40%
Capital Group California Short-Term Municipal Fund	0.40%
Capital Group Core Bond Fund	0.40%
Capital Group Global Equity Fund	0.85%
Capital Group Non-U.S. Equity Fund	0.85%
Capital Group U.S. Equity Fund	0.65%

CGTC does not intend to recoup any reimbursed expenses or waived fees from a prior year under expense limitations then in effect for the Funds.

Investment advisory services – The Funds have an investment advisory and service agreement with CGTC that provides for monthly fees accrued daily. The fee for each fixed income fund is 0.35% of the average daily net assets of the Fund.

For the services it provides to Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund, CGTC receives a unified management fee based on a percentage of the average daily net assets of the Funds. The unified management fee for Capital Group U.S. Equity Fund is 0.65% of the average daily

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net assets of the Fund. The unified management fee for Capital Group Global Equity Fund and Capital Group Non-U.S. Equity Fund is 0.85% of the average daily net assets of each Fund.

For the equity funds, all managing and operating expenses are paid by CGTC from the unified management fees except brokerage expenses, taxes, interest fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by CGTC from the unified management fee are paid by the Funds. A portion of the Funds’ management fee is paid by CGTC to unaffiliated third parties which provide recordkeeping and administrative services.

Distribution services – American Funds Distributors, ® Inc. (the “Distributor”) is the principal underwriter of each Fund’s shares. The Distributor does not receive any compensation related to the sale of shares of the Funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or trustees received any compensation directly from the Trust.

8. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase/(Decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Capital Group Core Municipal Fund	$79,163	7,544	$3,913	373	$(44,015)	(4,202)	$39,061	3,715

Capital Group Short-Term Municipal Fund	56,054	5,497	1,446	142	(38,119)	(3,738)	19,381	1,901

Capital Group California Core Municipal Fund	70,225	6,670	2,921	278	(25,440)	(2,428)	47,706	4,520

Capital Group California Short- Term Municipal Fund	60,388	5,864	875	85	(37,975)	(3,692)	23,288	2,257

Capital Group Core Bond Fund	45,206	4,427	3,996	392	(35,653)	(3,487)	13,549	1,332

Capital Group Global Equity Fund	134,023	10,395	2,602	203	(68,832)	(5,334)	67,793	5,264

Capital Group Non- U.S. Equity Fund	971,687	82,973	996	84	(288,623)	(24,574)	684,060	58,483

Capital Group U.S. Equity Fund	29,516	1,539	4,349	232	(25,264)	(1,316)	8,601	455
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Notes to financial statements (continued)

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase/(Decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2013

Capital Group Core Municipal Fund	$84,091	7,946	$3,708	352	$(75,426)	(7,187)	$12,373	1,111

Capital Group Short-Term Municipal Fund	63,518	6,209	1,797	175	(51,755)	(5,056)	13,560	1,328

Capital Group California Core Municipal Fund	67,952	6,433	3,435	327	(46,592)	(4,455)	24,795	2,305

Capital Group California Short-Term Municipal Fund	61,860	6,019	898	87	(55,047)	(5,352)	7,711	754

Capital Group Core Bond Fund	54,710	5,276	7,189	691	(51,177)	(4,944)	10,722	1,023

Capital Group Global Equity Fund	172,155	15,573	1,982	196	(34,092)	(3,096)	140,045	12,673

Capital Group Non-U.S. Equity Fund	705,982	65,958	414	41	(84,895)	(7,919)	621,501	58,080

Capital Group U.S. Equity Fund	58,147	3,592	1,511	94	(25,050)	(1,548)	34,608	2,138

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

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Notes to financial statements (continued)

9. Investment transactions

The Funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the Funds’ year ended October 31, 2014, as follows (dollars in thousands):

	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	U.S. Government Agency Obligations	Other Investments	U.S. Government Agency Obligations	Other Investments
Capital Group Core Municipal Fund	$—	$76,971	$—	$25,597

Capital Group Short-Term Municipal Fund	—	46,334	—	24,505

Capital Group California Core Municipal Fund	—	78,411	—	40,753

Capital Group California Short-Term Municipal Fund	—	43,338	—	18,783

Capital Group Core Bond Fund	367,048	40,211	352,862	44,080

Capital Group Global Equity Fund	—	178,873	—	129,157

Capital Group Non-U.S. Equity Fund	—	1,037,833	—	440,947

Capital Group U.S. Equity Fund	—	48,276	—	46,621
125

Capital Group Core Municipal Fund

Financial highlights1

(for a share outstanding throughout each year)

		For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year	$10.44	$10.64	$10.29	$10.27	$10.00

Income from investment operations:
Net investment income[3]	0.21	0.21	0.21	0.21	0.10
Net realized and unrealized gains (losses) on securities	0.12	(0.20)	0.35	0.04	0.26
Total from investment operations	0.33	0.01	0.56	0.25	0.36

Dividends and distributions:
Dividends from net investment income	(0.21)	(0.21)	(0.21)	(0.21)	(0.09)
Distributions from capital gain	—	—	—	(0.02)	— [4]
Total dividends and distributions	(0.21)	(0.21)	(0.21)	(0.23)	(0.09)

Net asset value, end of year	$10.56	$10.44	$10.64	$10.29	$10.27

Total Return[5]	3.18%	0.10%	5.46%	2.56%	3.63%

Net assets, end of year (in millions)	$341	$299	$292	$250	$269

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.41%	0.41%	0.42%	0.42%	0.43%[6]
Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%	0.40%	0.40%	0.40%[6]
Ratio of net investment income to average net assets[5]	2.00%	2.00%	1.98%	2.10%	1.81%[6]

Portfolio turnover rate	9%	18%	13%	19%	25%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

126

Capital Group Short-Term Municipal Fund

Financial highlights1

(for a share outstanding throughout each year)

		For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year	$10.21	$10.32	$10.19	$10.17	$10.00

Income from investment operations:
Net investment income[3]	0.13	0.14	0.14	0.11	0.05
Net realized and unrealized gains (losses) on securities	(0.01)	(0.07)	0.13	0.02	0.17
Total from investment operations	0.12	0.07	0.27	0.13	0.22

Dividends and distributions:
Dividends from net investment income	(0.13)	(0.14)	(0.14)	(0.10)	(0.05)
Distributions from capital gain	(0.01)	(0.04)	—	(0.01)	— [4]
Total dividends and distributions	(0.14)	(0.18)	(0.14)	(0.11)	(0.05)

Net asset value, end of year	$10.19	$10.21	$10.32	$10.19	$10.17

Total Return[5]	1.20%	0.66%	2.63%	1.33%	2.17%

Net assets, end of year (in millions)	$155	$136	$124	$138	$89

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.45%	0.44%	0.46%	0.46%	0.48%[6]
Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%	0.40%	0.40%	0.40%[6]
Ratio of net investment income to average net assets[5]	1.24%	1.34%	1.32%	1.04%	0.94%[6]

Portfolio turnover rate	20%	18%	25%	15%	36%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

127

Capital Group California Core Municipal Fund

Financial highlights1

(for a share outstanding throughout each year)

		For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year	$10.40	$10.65	$10.25	$10.19	$10.00

Income from investment operations:
Net investment income[3]	0.20	0.20	0.21	0.20	0.08
Net realized and unrealized gains (losses) on securities	0.22	(0.20)	0.40	0.06	0.18
Total from investment operations	0.42	—	0.61	0.26	0.26

Dividends and distributions:
Dividends from net investment income	(0.20)	(0.21)	(0.21)	(0.20)	(0.07)
Distributions from capital gain	—	(0.04)	— [4]	— [4]	— [4]
Total dividends and distributions	(0.20)	(0.25)	(0.21)	(0.20)	(0.07)

Net asset value, end of year	$10.62	$10.40	$10.65	$10.25	$10.19

Total Return[5]	4.08%	(0.04)%	5.99%	2.61%	2.61%

Net assets, end of year (in millions)	$280	$227	$208	$158	$169

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.41%	0.41%	0.42%	0.42%	0.45%[6]
Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%	0.40%	0.40%	0.40%[6]
Ratio of net investment income to average net assets[5]	1.92%	1.93%	1.99%	1.98%	1.41%[6]

Portfolio turnover rate	18%	17%	21%	24%	13%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

128

Capital Group California Short-Term Municipal Fund

Financial highlights1

(for a share outstanding throughout each year)

		For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year	$10.27	$10.32	$10.12	$10.13	$10.00

Income from investment operations:
Net investment income[3]	0.09	0.09	0.09	0.08	0.04
Net realized and unrealized gains (losses) on securities	0.04	(0.04)	0.20	(0.01)	0.13
Total from investment operations	0.13	0.05	0.29	0.07	0.17

Dividends and distributions:
Dividends from net investment income	(0.09)	(0.09)	(0.09)	(0.08)	(0.04)
Distributions from capital gain	— [4]	(0.01)	— [4]	—	—
Total dividends and distributions	(0.09)	(0.10)	(0.09)	(0.08)	(0.04)

Net asset value, end of year	$10.31	$10.27	$10.32	$10.12	$10.13

Total Return[5]	1.30%	0.48%	2.96%	0.72%	1.67%

Net assets, end of year (in millions)	$138	$115	$107	$77	$51

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.44%	0.44%	0.47%	0.49%	0.55%[6]
Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%	0.40%	0.40%	0.40%[6]
Ratio of net investment income to average net assets[5]	0.89%	0.91%	0.92%	0.83%	0.79%[6]

Portfolio turnover rate	19%	9%	14%	20%	35%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

129

Capital Group Core Bond Fund

Financial highlights1

(for a share outstanding throughout each year)

		For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year	$10.24	$10.62	$10.40	$10.45	$10.00

Income from investment operations:
Net investment income[3]	0.16	0.15	0.17	0.19	0.09
Net realized and unrealized gains (losses) on securities	0.04	(0.22)	0.23	0.09	0.46
Total from investment operations	0.20	(0.07)	0.40	0.28	0.55

Dividends and distributions:
Dividends from net investment income	(0.16)	(0.15)	(0.17)	(0.20)	(0.09)
Distributions from capital gain	(0.03)	(0.16)	(0.01)	(0.13)	(0.01)
Total dividends and distributions	(0.19)	(0.31)	(0.18)	(0.33)	(0.10)

Net asset value, end of year	$10.25	$10.24	$10.62	$10.40	$10.45

Total Return[4]	1.95%	(0.69)%	3.92%	2.80%	5.52%

Net assets, end of year (in millions)	$310	$296	$296	$280	$230

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.41%	0.41%	0.42%	0.42%	0.44%[5]
Ratio of expenses to average net assets after reimbursement[4]	0.40%	0.40%	0.40%	0.40%	0.40%[5]
Ratio of net investment income to average net assets[4]	1.57%	1.43%	1.63%	1.82%	1.65%[5]

Portfolio turnover rate	137%	192%	134%	118%	123%[6]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Not annualized for periods less than one year.

See Notes to Financial Statements

130

Capital Group Global Equity Fund

Financial highlights1

(for a share outstanding throughout each year)

		For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11[2]

Selected per share data:

Net asset value, beginning of year	$12.43	$9.99	$9.18	$10.00

Income from investment operations:
Net investment income[3]	0.14	0.12	0.14	0.05
Net realized and unrealized gains (losses) on securities	0.80	2.45	0.71	(0.87)
Total from investment operations	0.94	2.57	0.85	(0.82)

Dividends and distributions:
Dividends from net investment income	(0.10)	(0.13)	(0.04)	—
Distributions from capital gain	—	—	—	—
Total dividends and distributions	(0.10)	(0.13)	(0.04)	—

Net asset value, end of year	$13.27	$12.43	$9.99	$9.18

Total Return[4]	7.60%	26.10%	9.19%	(8.20)%

Net assets, end of year (in millions)	$510	$412	$205	$125

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.85%	0.86%	0.86%	0.87%[5]
Ratio of expenses to average net assets after reimbursement[4]	0.85%[6]	0.85%	0.85%	0.85%[5]
Ratio of net investment income to average net assets[4]	1.09%	1.09%	1.47%	0.94%[5]

Portfolio turnover rate	29%	25%	35%	15%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Reimbursement was less than $0.005.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

131

Capital Group Non-U.S. Equity Fund

Financial highlights1

(for a share outstanding throughout each year)

		For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11[2]

Selected per share data:

Net asset value, beginning of year	$11.72	$9.74	$9.08	$10.00

Income from investment operations:
Net investment income[3]	0.16	0.15	0.13	0.07
Net realized and unrealized gains (losses) on securities	(0.23)	1.88	0.58	(0.99)
Total from investment operations	(0.07)	2.03	0.71	(0.92)

Dividends and distributions:
Dividends from net investment income	(0.09)	(0.05)	(0.05)	—
Distributions from capital gain	—	—	—	—
Total dividends and distributions	(0.09)	(0.05)	(0.05)	—

Net asset value, end of year	$11.56	$11.72	$9.74	$9.08

Total Return[4]	(0.62)%	20.93%	7.91%	(9.20)%

Net assets, end of year (in millions)	$1,652	$989	$256	$50

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.85%	0.85%	0.86%	0.89%[5]
Ratio of expenses to average net assets after reimbursement[4]	0.85%[6]	0.85%[6]	0.85%	0.85%[5]
Ratio of net investment income to average net assets[4]	1.35%	1.44%	1.38%	1.32%[5]

Portfolio turnover rate	33%	25%	17%	20%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Reimbursement was less than $0.005.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

132

Capital Group U.S. Equity Fund

Financial highlights1

(for a share outstanding throughout each year)

		For the year ended			For the eight months ended	For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11[2]	3/31/11	7/31/10

Selected per share data:

Net asset value, beginning of year	$18.33	$14.75	$14.32	$15.33	$13.09	$11.78

Income from investment operations:
Net investment income3	0.25	0.20	0.22	0.10	0.16	0.22
Net realized and unrealized gains (losses) on securities and currency	2.05	3.61	1.20	(1.02)	2.28	1.30
Total from investment operations	2.30	3.81	1.42	(0.92)	2.44	1.52

Dividends and distributions:
Dividends from net investment income	(0.24)	(0.22)	(0.17)	(0.09)	(0.20)	(0.21)
Distributions from capital gain	(0.28)	(0.01)	(0.82)	—	—	—
Total dividends and distributions	(0.52)	(0.23)	(0.99)	(0.09)	(0.20)	(0.21)

Net asset value, end of year	$20.11	$18.33	$14.75	$14.32	$15.33	$13.09

Total Return[4]	12.78%	26.06%	10.81%	(6.42)%	18.72%	12.91%

Net assets, end of year (in millions)	$192	$167	$103	$74	$86	$75

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.66%	0.66%	0.67%	0.67%[5]	1.04%[5]	0.79%
Ratio of expenses to average net assets after reimbursement[4]	0.65%	0.65%	0.65%	0.65%[5]	0.75%[5]	0.75%
Ratio of net investment income to average net assets[4]	1.30%	1.22%	1.52%	1.13%[5]	1.67%[5]	1.72%

Portfolio turnover rate	27%	25%	53%	82%[6]	7%[6]	22%

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Endowments – Growth and Income Portfolio was reorganized into the Capital Group U.S. Equity Fund at the close of business effective April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact, if any, of certain waivers or reimbursements by Capital Guardian Trust Company or Capital Research and Management Company, the previous adviser.
[5]	Annualized.
[6]	Not annualized for periods of less than one year.

See Notes to Financial Statements

133

Capital Group Private Client Services Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Capital Group Private Client Services Funds:

We have audited the accompanying statement of assets and liabilities of Capital Group Private Client Services Funds (the “Trust”) comprising the Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund, Capital Group Core Bond Fund, Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund, and Capital Group U.S. Equity Fund, including the schedule of investments, as of October 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Group Private Client Services Funds as of October 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
December 15, 2014

134

Capital Group Private Client Services Funds

Tax Information (unaudited)

The Funds hereby designate the following amounts for the Funds’ fiscal year ended October 31, 2014:

Exempt Interest
Dividends
Capital Group Core Municipal Fund	99.90%
Capital Group Short-Term Municipal Fund	99.99
Capital Group California Core Municipal Fund	99.77
Capital Group California Short-Term Municipal Fund	100.00

Qualified Dividend
Income (dollars in
thousands)
Capital Group Global Equity Fund	$8,083
Capital Group Non-U.S. Equity Fund	29,445
Capital Group U.S. Equity Fund	3,116

Capital Group Global Equity Fund and Capital Group Non-U.S. Equity Fund designates $5,629 and $35,004, respectively in Foreign Source Income, and $429 and $3,028, respectively in Foreign Tax Credit Information (dollars in thousands).

Capital Group Global Equity Fund, and Capital Group U.S. Equity Fund designate the maximum amount allowable for the corporate dividend received deduction for the fiscal year ended October 31, 2014.

The tax character of distributions paid for the year ended October 31, 2014, were as follows:

Long Term Capital Gain Distributions (dollars in thousands)
Capital Group Short-Term Municipal Fund	$222
Capital Group California Short-Term Municipal Fund	26
Capital Group Core Bond Fund	753
Capital Group Global Equity Fund	420
Capital Group U.S. Equity Fund	2,971

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2015, to determine the calendar year amounts to be included on their 2014 tax returns. Shareholders should consult their tax advisers.

135

Capital Group Private Client Services Funds

Expense example (unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2014, through October 31, 2014).

Actual expenses:

The first line of each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the Funds and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders of the Funds may be subject to an additional fee charged by Capital Guardian Trust Company’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses
	account	account	paid	Annualized
	value	value	during	expense
	5/1/2014	10/31/2014	period*	ratio

Capital Group Core Municipal Fund
actual return	$1,000.00	$1,016.60	$2.03	0.40%
assumed 5% return	1,000.00	1,023.20	2.04	0.40%

Capital Group Short-Term Municipal Fund
actual return	1,000.00	1,006.80	2.02	0.40%
assumed 5% return	1,000.00	1,023.20	2.04	0.40%

Capital Group California Core Municipal Fund
actual return	1,000.00	1,020.80	2.04	0.40%
assumed 5% return	1,000.00	1,023.20	2.04	0.40%

Capital Group California Short-Term Municipal Fund
actual return	1,000.00	1,008.00	2.02	0.40%
assumed 5% return	1,000.00	1,023.20	2.04	0.40%
136

Capital Group Private Client Services Funds

Expense example (unaudited) (continued)

	Beginning	Ending	Expenses
	account	account	paid	Annualized
	value	value	during	expense
	5/1/2014	10/31/2014	period*	ratio

Capital Group Core Bond Fund
actual return	$1,000.00	$1,011.70	$2.03	0.40%
assumed 5% return	1,000.00	1,023.20	2.04	0.40%

Capital Group Global Equity Fund
actual return	1,000.00	1,036.70	4.36	0.85%
assumed 5% return	1,000.00	1,020.90	4.33	0.85%

Capital Group Non-U.S. Equity Fund
actual return	1,000.00	973.10	4.23	0.85%
assumed 5% return	1,000.00	1,020.90	4.33	0.85%

Capital Group U.S. Equity Fund
actual return	1,000.00	1,067.20	3.39	0.65%
assumed 5% return	1,000.00	1,021.90	3.31	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
137

Capital Group Private Client Services Funds
Trustees and other officers

“Independent” trustees1

Name, year of birth and position with Funds	Year first elected as a trustee[2]	Principal occupation(s) during the past five years	Number of portfolios overseen in fund complex by trustee	Other directorships[4] held by trustee
Richard G. Capen, Jr., 1934 Lead Independent trustee	2009	Corporate director and author	9	None
H. Frederick Christie, 1933 Trustee	2009	Private investor	9	None
Richard G. Newman, 1934 Trustee	2009	Founder, Chairman Emeritus and Director – AECOM Technology Corporation (global engineering, consulting and professional technical services)	9	None

Martin Fenton, a trustee of the Funds since 2009, retired from the board on December 31, 2014. The trustees thank Mr. Fenton for his dedication and service to the Funds.

138

Capital Group Private Client Services Funds
Trustees and other officers

“Interested” trustees5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Guardian Trust Company or its affiliates. This management role with the Funds’ service providers also permits them to make a significant contribution to the Funds’ board.

Principal occupation(s)
		during the past five years	Number of
		and positions held with	portfolios
	Year first	affiliated entities or the	overseen in	Other
Name, year of birth and	elected as a	Principal Underwriter of the	fund complex	directorships[4]
position with Funds	director/officer[2]	Funds	by trustee	held by trustee
Paul F. Roye, 1953 Chairman of the Board	2009	Senior Vice President – Fund Business Management Group, Capital Research and Management Company[6]; Director – American Funds Service Company[6]	12	None

The Funds’ statement of additional information includes further details about fund trustees and is available without charge upon request by calling Capital Group Private Client Services at 800-421-4996 or by visiting the Funds website at capitalpcsfunds.com. The address for all trustees and officers of the Funds is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

139

Capital Group Private Client Services Funds

Trustees and other officers

Other officers5

	Year first
Name, year of birth and	elected an	Principal occupation(s) during the past five years and positions held
position with Funds	officer[2]	with affiliated entities or the Principal Underwriter of the Funds
John S. Armour, 1957 President	2013	Senior Vice President – Capital Guardian Trust Company; President – Private Client Services Division, Capital Guardian Trust Company; Chairman of the Board, Capital Guardian Trust Company, a Nevada Corporation[6]
John R. Queen, 1965 Senior Vice President	2009	Senior Vice President – Private Client Services Division, Capital Guardian Trust Company; Vice President – Capital Fixed Income Investors, Capital Research and Management Company[6]
William L. Robbins, 1968 Senior Vice President	2014	President – Capital International Investors, Capital Research and Management Company[6] ; Director – The Capital Group Companies, Inc.[6]
Timothy W. McHale, 1978 Vice President	2009	Vice President and Associate Counsel – Fund Business Management Group, Capital Research and Management Company[6]; Secretary – American Funds Distributors, Inc.[6]
Courtney R. Taylor, 1975 Secretary	2009	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company[6]
Gregory F. Niland, 1971 Treasurer	2014	Vice President – Fund Business Management Group, Capital Research and Management Company[6]
Susan K. Countess, 1966 Assistant Secretary	2012	Fund Boards Coordinator – Fund Business Management Group, Capital Research and Management Company[6]
Susan R. Sunga, 1955 Assistant Treasurer	2011	Vice President – Capital Research and Management Company[6]; Tax Officer – Capital Guardian Trust Company, a Nevada Corporation[6]

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the Funds within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the Funds serve until their resignation, removal or retirement.
[3]	This includes all directorships (other than the Funds) that are held by each trustee as a director of a public company or a registered investment company. Unless otherwise noted, all directorships are current.
[4]	The term “interested” trustee refers to a trustee who is an “interested person” of the Funds within the meaning of the 1940 Act, on the basis of his or her affiliation with the Funds’ investment adviser, Capital Guardian Trust Company, or affiliated entities (including the Funds’ principal underwriter).
[5]	All of the officers listed, except William L. Robbins, are officers of one or more of the other funds for which Capital Guardian Trust Company serves as Investment Adviser.
[6]	Company affiliated with Capital Guardian Trust Company.
140

Capital Group Private Client Services Funds

Offices of the Funds
Capital Guardian Trust Company
6455 Irvine Center Drive
Irvine, CA 92618

Offices of the investment adviser
Capital Guardian Trust Company
333 South Hope Street
Los Angeles, CA 90071-1406

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Fund accounting and administration
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Costa Mesa, CA 92626

Transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Morgan, Lewis and Bockius LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Group Private Client Services Funds. This and other important information is contained in the Funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing. You may also call Capital Group Private Client Services at 800-421-4996 to obtain a copy of the prospectus.

The proxy voting procedures and principles of Capital Group Private Client Services Funds, which describe how we vote proxies relating to portfolio securities, is available upon request by calling Capital Group Private Client Services at 800-421-4996. The Funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website at http://www.sec.gov or by calling Capital Group Private Client Services at 800-421-4996.

Capital Group Private Client Services Funds files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ forms N-Q are available on the SEC’s website at http://www.sec.gov. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800-SEC-0330. Additionally, the list of portfolio holdings is available by calling Capital Group Private Client Services at 800-421-4996.

141

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that H. Frederick Christie, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2013	$11,115
2014	$164,951

b) Audit-Related Fees:
2013	None
2014	None

c) Tax Fees:
2013	33,500
2014	35,715
The tax fees consist of professional services relating to the review of the Registrant’s tax returns.

d) All Other Fees:
2013	None
2014	None
The other fees consist of the review of the N1A annual update.

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2013	None
2014	$288,925
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
Not Applicable

d) All Other Fees:
Not Applicable

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $385,000 for fiscal year 2013 and $185,000 for fiscal year 2014. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: December 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: December 31, 2014

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2014